Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Central Index Key	dei_EntityCentralIndexKey	0000052136
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Class AC | ASG Diversifying Strategies Fund
ASG Diversifying Strategies Fund
Investment Goal
The Fund pursues an absolute return strategy that seeks to provide capital appreciation.
The secondary goal of the Fund is to achieve these returns while maintaining a low or negative correlation over time with the returns of major equity indices.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 66 of the Prospectus and on page 99 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class AC ASG Diversifying Strategies Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%
Redemption fees	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class AC ASG Diversifying Strategies Fund		Class A	Class C
Management fees		1.25%	1.25%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses (restated to reflect current expenses)		0.55%	0.55%
Total annual fund operating expenses		2.05%	2.80%
Fee waiver and/or expense reimbursement	[1]	0.31%	0.31%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.74%	2.49%
[1]	AlphaSimplex Group, LLC (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of organizational expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class AC ASG Diversifying Strategies Fund (USD $)	Class A	Class C
1 year	742	352
3 years	1,153	839
5 years	1,588	1,452
10 years	2,794	3,106

If shares are not redeemed
Expense Example, No Redemption - Class AC ASG Diversifying Strategies Fund (USD $)	Class A	Class C
1 year	742	252
3 years	1,153	839
5 years	1,588	1,452
10 years	2,794	3,106

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. In selecting investments for the Fund, the Adviser uses multiple quantitative investment models and strategies each of which has an absolute return objective. Each model and strategy may involve a broad range of market exposures. These models may include, for example, models that base investment decisions on fixed income spreads and models which seek to identify trends across various asset classes. The Adviser uses quantitative and qualitative judgments in the determination of weighting among the models and strategies. Although the Fund seeks positive absolute returns over time, it is likely that the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund's futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time.Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's total assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC (the "Subadviser"), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Allocation and Correlation Risk: This is the risk that the Adviser's judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund's performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.
Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.
Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result. U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund's performance in the first full year and by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Total Returns for Class A

Highest Quarterly Return: Third Quarter 2010, 13.89%
Lowest Quarterly Return: Fourth Quarter 2010, -4.18%

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class AC ASG Diversifying Strategies Fund		Past 1 Year	Life of Fund	Inception Date
Class A		2.24%	6.74%	Aug 3, 2009
Class A Return After Taxes on Distributions		0.58%	4.44%	Aug 3, 2009
Class A Return After Taxes on Distributions & Sales of Fund Shares		1.74%	4.59%	Aug 3, 2009
Class C		6.58%	10.41%	Aug 3, 2009
HFRI Fund of Funds Composite Index	[1]	5.46%	7.00%
[1]	(Calculated from August 1, 2009)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class AC | ASG Diversifying Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (restated to reflect current expenses)	rr_OtherExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.74%
1 year	rr_ExpenseExampleYear01	742
3 years	rr_ExpenseExampleYear03	1,153
5 years	rr_ExpenseExampleYear05	1,588
10 years	rr_ExpenseExampleYear10	2,794
1 year	rr_ExpenseExampleNoRedemptionYear01	742
3 years	rr_ExpenseExampleNoRedemptionYear03	1,153
5 years	rr_ExpenseExampleNoRedemptionYear05	1,588
10 years	rr_ExpenseExampleNoRedemptionYear10	2,794
Annual Return 2010	rr_AnnualReturn2010	8.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.18%)
Past 1 Year	rr_AverageAnnualReturnYear01	2.24%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Class AC | ASG Diversifying Strategies Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.58%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Class AC | ASG Diversifying Strategies Fund | Class A | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.74%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Class AC | ASG Diversifying Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (restated to reflect current expenses)	rr_OtherExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.80%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.49%
1 year	rr_ExpenseExampleYear01	352
3 years	rr_ExpenseExampleYear03	839
5 years	rr_ExpenseExampleYear05	1,452
10 years	rr_ExpenseExampleYear10	3,106
1 year	rr_ExpenseExampleNoRedemptionYear01	252
3 years	rr_ExpenseExampleNoRedemptionYear03	839
5 years	rr_ExpenseExampleNoRedemptionYear05	1,452
10 years	rr_ExpenseExampleNoRedemptionYear10	3,106
Past 1 Year	rr_AverageAnnualReturnYear01	6.58%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Class AC | ASG Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASG Diversifying Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund pursues an absolute return strategy that seeks to provide capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary goal of the Fund is to achieve these returns while maintaining a low or negative correlation over time with the returns of major equity indices.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 66 of the Prospectus and on page 99 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. In selecting investments for the Fund, the Adviser uses multiple quantitative investment models and strategies each of which has an absolute return objective. Each model and strategy may involve a broad range of market exposures. These models may include, for example, models that base investment decisions on fixed income spreads and models which seek to identify trends across various asset classes. The Adviser uses quantitative and qualitative judgments in the determination of weighting among the models and strategies. Although the Fund seeks positive absolute returns over time, it is likely that the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund's futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time.Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's total assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC (the "Subadviser"), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Allocation and Correlation Risk: This is the risk that the Adviser's judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund's performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.
Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.
Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result. U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund's performance in the first full year and by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund's performance in the first full year and by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: Third Quarter 2010, 13.89%
Lowest Quarterly Return: Fourth Quarter 2010, -4.18%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Class AC | ASG Diversifying Strategies Fund | HFRI Fund of Funds Composite Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.46%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.00%	[2]

[1]	AlphaSimplex Group, LLC (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of organizational expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.
[2]	(Calculated from August 1, 2009)

Class ABC | ASG Global Alternatives Fund
ASG Global Alternatives Fund
Investment Goal
The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds.
The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 66 of the Prospectus and on page 99 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class ABC ASG Global Alternatives Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%
Redemption fees	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class ABC ASG Global Alternatives Fund		Class A	Class C
Management fees		1.15%	1.15%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses		0.27%	0.27%
Total annual fund operating expenses		1.67%	2.42%
Fee waiver and/or expense reimbursement	[1]	0.06%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.61%	2.36%
[1]	AlphaSimplex Group, LLC (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.60% and 2.35% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of organizational expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.60% and 2.35% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class ABC ASG Global Alternatives Fund (USD $)	Class A	Class C
1 year	729	339
3 years	1,066	749
5 years	1,425	1,285
10 years	2,433	2,752

If shares are not redeemed
Expense Example, No Redemption - Class ABC ASG Global Alternatives Fund (USD $)	Class A	Class C
1 year	729	239
3 years	1,066	749
5 years	1,425	1,285
10 years	2,433	2,752

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. The Adviser will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. The Fund will not invest directly in hedge funds.Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC (the "Subadviser"), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to finance the Fund's investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.
Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Hedge Fund Risk: Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund's investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund's performance may be lower than the returns of the broader stock market and the Fund's net asset value may fluctuate substantially over time.Index/Tracking Error Risk: Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser's strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.
Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result. U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class A

Highest Quarterly Return: Third Quarter 2010, 7.26%
Lowest Quarterly Return: Second Quarter 2010, -4.19%

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class ABC ASG Global Alternatives Fund		Past 1 Year	Life of Fund	Inception Date
Class A		0.83%	2.97%	Sep 30, 2008
Class A Return After Taxes on Distributions		(0.20%)	2.21%	Sep 30, 2008
Class A Return After Taxes on Distributions & Sales of Fund Shares		0.91%	2.17%	Sep 30, 2008
Class C		5.21%	4.95%	Sep 30, 2008
HFRI Fund of Funds Composite Index	[1]	5.46%	2.51%
[1]	(Calculated from October 1, 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions & Sales of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class ABC | ASG Global Alternatives Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.61%
1 year	rr_ExpenseExampleYear01	729
3 years	rr_ExpenseExampleYear03	1,066
5 years	rr_ExpenseExampleYear05	1,425
10 years	rr_ExpenseExampleYear10	2,433
1 year	rr_ExpenseExampleNoRedemptionYear01	729
3 years	rr_ExpenseExampleNoRedemptionYear03	1,066
5 years	rr_ExpenseExampleNoRedemptionYear05	1,425
10 years	rr_ExpenseExampleNoRedemptionYear10	2,433
Annual Return 2009	rr_AnnualReturn2009	8.95%
Annual Return 2010	rr_AnnualReturn2010	6.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.19%)
Past 1 Year	rr_AverageAnnualReturnYear01	0.83%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Class ABC | ASG Global Alternatives Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.20%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Class ABC | ASG Global Alternatives Fund | Class A | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.91%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Class ABC | ASG Global Alternatives Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.36%
1 year	rr_ExpenseExampleYear01	339
3 years	rr_ExpenseExampleYear03	749
5 years	rr_ExpenseExampleYear05	1,285
10 years	rr_ExpenseExampleYear10	2,752
1 year	rr_ExpenseExampleNoRedemptionYear01	239
3 years	rr_ExpenseExampleNoRedemptionYear03	749
5 years	rr_ExpenseExampleNoRedemptionYear05	1,285
10 years	rr_ExpenseExampleNoRedemptionYear10	2,752
Past 1 Year	rr_AverageAnnualReturnYear01	5.21%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Class ABC | ASG Global Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASG Global Alternatives Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 66 of the Prospectus and on page 99 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. The Adviser will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. The Fund will not invest directly in hedge funds.Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC (the "Subadviser"), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to finance the Fund's investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.
Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Hedge Fund Risk: Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund's investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund's performance may be lower than the returns of the broader stock market and the Fund's net asset value may fluctuate substantially over time.Index/Tracking Error Risk: Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser's strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.
Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result. U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: Third Quarter 2010, 7.26%
Lowest Quarterly Return: Second Quarter 2010, -4.19%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions & Sales of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions & Sales of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.

Class ABC | ASG Global Alternatives Fund | HFRI Fund of Funds Composite Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.46%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	2.51%	[2]

[1]	AlphaSimplex Group, LLC (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.60% and 2.35% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of organizational expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.60% and 2.35% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.
[2]	(Calculated from October 1, 2008)

Class AC | ASG Managed Futures Strategy Fund
ASG Managed Futures Strategy Fund
Investment Goal
The Fund pursues an absolute return strategy that seeks to provide capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 66 of the Prospectus and on page 99 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class AC ASG Managed Futures Strategy Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%
Redemption fees	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class AC ASG Managed Futures Strategy Fund		Class A	Class C
Management fees		1.25%	1.25%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses (estimated for the current fiscal year)		0.38%	0.38%
Total annual fund operating expenses		1.88%	2.63%
Fee waiver and/or expense reimbursement	[1]	0.16%	0.16%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.72%	2.47%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class AC ASG Managed Futures Strategy Fund (USD $)	Class A	Class C
1 year	740	350
3 years	1,117	802

If shares are not redeemed
Expense Example, No Redemption - Class AC ASG Managed Futures Strategy Fund (USD $)	Class A	Class C
1 year	740	250
3 years	1,117	802

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund seeks to generate positive absolute returns over time. Under normal market conditions, the Fund's adviser, AlphaSimplex Group, LLC ("AlphaSimplex") typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of U.S. and non-U.S. equity and fixed income securities indices (including both broad- and narrow-based securities indices), currencies and commodities. AlphaSimplex uses a proprietary quantitative model to identify price trends in equity, fixed income, currency and commodity instruments. The Fund may have both "short" and "long" exposures within an asset class based upon AlphaSimplex's analysis of multiple time horizons to identify trends in a particular asset class. A "short" exposure will benefit when the underlying asset class decreases in price. A "long" exposure will benefit when the underlying asset class increases in price. AlphaSimplex will scale the notional exposure of the Fund's futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. AlphaSimplex will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time.Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's total assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (such as bankers' acceptances, certificates of deposit, commercial paper, loan participations, repurchase agreements and time deposits) (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC ("Reich & Tang"), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry.Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.Although the Fund seeks positive absolute returns over time, it is likely that the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class AC | ASG Managed Futures Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.72%
1 year	rr_ExpenseExampleYear01	740
3 years	rr_ExpenseExampleYear03	1,117
1 year	rr_ExpenseExampleNoRedemptionYear01	740
3 years	rr_ExpenseExampleNoRedemptionYear03	1,117
Class AC | ASG Managed Futures Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.63%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.47%
1 year	rr_ExpenseExampleYear01	350
3 years	rr_ExpenseExampleYear03	802
1 year	rr_ExpenseExampleNoRedemptionYear01	250
3 years	rr_ExpenseExampleNoRedemptionYear03	802
Class AC | ASG Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASG Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund pursues an absolute return strategy that seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 66 of the Prospectus and on page 99 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to generate positive absolute returns over time. Under normal market conditions, the Fund's adviser, AlphaSimplex Group, LLC ("AlphaSimplex") typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of U.S. and non-U.S. equity and fixed income securities indices (including both broad- and narrow-based securities indices), currencies and commodities. AlphaSimplex uses a proprietary quantitative model to identify price trends in equity, fixed income, currency and commodity instruments. The Fund may have both "short" and "long" exposures within an asset class based upon AlphaSimplex's analysis of multiple time horizons to identify trends in a particular asset class. A "short" exposure will benefit when the underlying asset class decreases in price. A "long" exposure will benefit when the underlying asset class increases in price. AlphaSimplex will scale the notional exposure of the Fund's futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. AlphaSimplex will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time.Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's total assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (such as bankers' acceptances, certificates of deposit, commercial paper, loan participations, repurchase agreements and time deposits) (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC ("Reich & Tang"), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry.Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.Although the Fund seeks positive absolute returns over time, it is likely that the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Class ABC | Harris Associates Large Cap Value Fund
Harris Associates Large Cap Value Fund
Investment Goal
The Fund seeks opportunities for long-term capital growth and income.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class ABC Harris Associates Large Cap Value Fund	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	5.00%	1.00%
Redemption fees	none	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class ABC Harris Associates Large Cap Value Fund		Class A	Class B	Class C
Management fees		0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.44%	0.43%	0.44%
Total annual fund operating expenses		1.39%	2.13%	2.14%
Fee waiver and/or expense reimbursement	[1]	0.09%	0.08%	0.09%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.30%	2.05%	2.05%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.30%, 2.05% and 2.05% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.30%, 2.05% and 2.05% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class ABC Harris Associates Large Cap Value Fund (USD $)	Class A	Class B	Class C
1 year	700	708	308
3 years	981	959	661
5 years	1,284	1,337	1,141
10 years	2,140	2,267	2,465

If shares are not redeemed
Expense Example, No Redemption - Class ABC Harris Associates Large Cap Value Fund (USD $)	Class A	Class B	Class C
1 year	700	208	208
3 years	981	659	661
5 years	1,248	1,137	1,141
10 years	2,140	2,267	2,465

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
Under normal market conditions, the Fund will invest substantially all of its assets in common stock of large- and mid-capitalization companies in any industry. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that have market capitalizations within the capitalization range of the Russell 1000 Index, a nationally recognized index of large-capitalization companies. While the market capitalization range for this index fluctuates, at March 31, 2011, it was  $209 million to  $419 billion. Harris Associates L.P. ("Harris Associates") uses a value investment philosophy in selecting equity securities, including common stocks. This philosophy is based upon the belief that, over time, a company's stock price converges with the company's true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives. Harris Associates usually sells a stock when the price approaches its estimated worth or the company's fundamentals change. Harris Associates uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.Once Harris Associates determines that a security is selling at what it believes to be a significant discount and that the issuer has the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated worth. Harris Associates also monitors each holding and adjusts those price targets as warranted to reflect changes in the issuer's fundamentals. The Fund's portfolio typically holds 30 to 60 stocks. The Fund may also invest in foreign securities traded in U.S. markets (through depositary receipt programs such as American Depositary Receipts ("ADRs") or non-U.S. stocks traded in U.S. markets). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: Second Quarter 2009, 24.17%Lowest Quarterly Return: Fourth Quarter 2008, -27.03%
Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class ABC Harris Associates Large Cap Value Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class A	6.56%	0.67%	none
Class A Return After Taxes on Distributions	6.50%	0.57%	(0.04%)
Class A Return After Taxes on Distributions & Sales of Fund Shares	4.35%	0.55%	(0.01%)
Class B	7.31%	0.72%	(0.15%)
Class C	11.26%	1.10%	(0.15%)
Russell 1000 Value Index	15.51%	1.28%	3.26%

The Fund's current subadviser assumed that function on July 1, 2002. The performance results shown above, for the periods prior to July 1, 2002, reflect results achieved by different subadvisers under different investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance returns reflect no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class ABC | Harris Associates Large Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	700
3 years	rr_ExpenseExampleYear03	981
5 years	rr_ExpenseExampleYear05	1,284
10 years	rr_ExpenseExampleYear10	2,140
1 year	rr_ExpenseExampleNoRedemptionYear01	700
3 years	rr_ExpenseExampleNoRedemptionYear03	981
5 years	rr_ExpenseExampleNoRedemptionYear05	1,248
10 years	rr_ExpenseExampleNoRedemptionYear10	2,140
Annual Return 2001	rr_AnnualReturn2001	(14.58%)
Annual Return 2002	rr_AnnualReturn2002	(20.03%)
Annual Return 2003	rr_AnnualReturn2003	30.04%
Annual Return 2004	rr_AnnualReturn2004	9.14%
Annual Return 2005	rr_AnnualReturn2005	(0.19%)
Annual Return 2006	rr_AnnualReturn2006	16.50%
Annual Return 2007	rr_AnnualReturn2007	(2.94%)
Annual Return 2008	rr_AnnualReturn2008	(40.45%)
Annual Return 2009	rr_AnnualReturn2009	44.03%
Annual Return 2010	rr_AnnualReturn2010	13.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.03%)
Past 1 Year	rr_AverageAnnualReturnYear01	6.56%
Past 5 Years	rr_AverageAnnualReturnYear05	0.67%
Past 10 Years	rr_AverageAnnualReturnYear10	none
Class ABC | Harris Associates Large Cap Value Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.50%
Past 5 Years	rr_AverageAnnualReturnYear05	0.57%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.04%)
Class ABC | Harris Associates Large Cap Value Fund | Class A | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.35%
Past 5 Years	rr_AverageAnnualReturnYear05	0.55%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.01%)
Class ABC | Harris Associates Large Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.13%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.05%
1 year	rr_ExpenseExampleYear01	708
3 years	rr_ExpenseExampleYear03	959
5 years	rr_ExpenseExampleYear05	1,337
10 years	rr_ExpenseExampleYear10	2,267
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	659
5 years	rr_ExpenseExampleNoRedemptionYear05	1,137
10 years	rr_ExpenseExampleNoRedemptionYear10	2,267
Past 1 Year	rr_AverageAnnualReturnYear01	7.31%
Past 5 Years	rr_AverageAnnualReturnYear05	0.72%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.15%)
Class ABC | Harris Associates Large Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.14%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.05%
1 year	rr_ExpenseExampleYear01	308
3 years	rr_ExpenseExampleYear03	661
5 years	rr_ExpenseExampleYear05	1,141
10 years	rr_ExpenseExampleYear10	2,465
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	661
5 years	rr_ExpenseExampleNoRedemptionYear05	1,141
10 years	rr_ExpenseExampleNoRedemptionYear10	2,465
Past 1 Year	rr_AverageAnnualReturnYear01	11.26%
Past 5 Years	rr_AverageAnnualReturnYear05	1.10%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.15%)
Class ABC | Harris Associates Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harris Associates Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks opportunities for long-term capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest substantially all of its assets in common stock of large- and mid-capitalization companies in any industry. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that have market capitalizations within the capitalization range of the Russell 1000 Index, a nationally recognized index of large-capitalization companies. While the market capitalization range for this index fluctuates, at March 31, 2011, it was  $209 million to  $419 billion. Harris Associates L.P. ("Harris Associates") uses a value investment philosophy in selecting equity securities, including common stocks. This philosophy is based upon the belief that, over time, a company's stock price converges with the company's true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives. Harris Associates usually sells a stock when the price approaches its estimated worth or the company's fundamentals change. Harris Associates uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.Once Harris Associates determines that a security is selling at what it believes to be a significant discount and that the issuer has the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated worth. Harris Associates also monitors each holding and adjusts those price targets as warranted to reflect changes in the issuer's fundamentals. The Fund's portfolio typically holds 30 to 60 stocks. The Fund may also invest in foreign securities traded in U.S. markets (through depositary receipt programs such as American Depositary Receipts ("ADRs") or non-U.S. stocks traded in U.S. markets). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2009, 24.17%Lowest Quarterly Return: Fourth Quarter 2008, -27.03%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance returns reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund's current subadviser assumed that function on July 1, 2002. The performance results shown above, for the periods prior to July 1, 2002, reflect results achieved by different subadvisers under different investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance returns reflect no deduction for fees, expenses or taxes.

Class ABC | Harris Associates Large Cap Value Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.51%
Past 5 Years	rr_AverageAnnualReturnYear05	1.28%
Past 10 Years	rr_AverageAnnualReturnYear10	3.26%

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.30%, 2.05% and 2.05% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.30%, 2.05% and 2.05% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class AC | Loomis Sayles Absolute Strategies Fund
Loomis Sayles Absolute Strategies Fund
Investment Goal
The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital.
The secondary goal of the Fund is to achieve these returns with relatively low volatility.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 66 of the Prospectus and on page 99 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class AC Loomis Sayles Absolute Strategies Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%
Redemption fees	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class AC Loomis Sayles Absolute Strategies Fund		Class A	Class C
Management fees		0.70%	0.70%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses (estimated for the current fiscal year)		0.31%	0.31%
Acquired Fund Fees and Expenses (estimated for the current fiscal year)		0.02%	0.02%
Total annual fund operating expenses		1.28%	2.03%
Fee waiver and/or expense reimbursement	[1]	none	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.28%	2.03%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.30% and 2.05% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, Acquired Fund Fees and Expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.30% and 2.05% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class AC Loomis Sayles Absolute Strategies Fund (USD $)	Class A	Class C
1 year	575	306
3 years	838	637

If shares are not redeemed
Expense Example, No Redemption - Class AC Loomis Sayles Absolute Strategies Fund (USD $)	Class A	Class C
1 year	575	206
3 years	838	637

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio covering the period December 15, 2010 through December 31, 2010.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund has an absolute return investment objective, which means that it is not managed relative to an index and that it attempts to achieve positive total returns over a full market cycle. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies to mitigate downside risk. The Fund may invest up to 100% of its total assets in below investment-grade fixed-income securities (also known as "junk bonds") and derivatives that have returns related to the returns on below investment-grade fixed-income securities, although it is expected that, under normal market conditions, the Fund's net exposure (i.e., long exposures obtained through direct investments in securities and in derivatives minus short exposures obtained through derivatives) to below investment-grade fixed-income assets generally will not exceed 50% of the Fund's total assets. Under normal market conditions, the Fund also may invest up to 50% of its total assets in investments denominated in non-U.S. currencies and related derivatives, including up to 20% in investments denominated in emerging market currencies and related derivatives. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. Currency positions that are intended to hedge the Fund's non-U.S. currency exposure (i.e., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the limitation on investments in non-U.S. and emerging market currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position. The Fund does not have limits on the duration of its portfolio, and the Fund's duration will change over time.In selecting investments for the Fund, the Adviser develops long-term portfolio themes driven by macro-economic indicators. These include secular global economic trends, demographic trends and labor supply, analysis of global capital flows and assessments of geopolitical factors. The Adviser then develops shorter-term portfolio strategies based on factors including, but not limited to, economic, credit and Federal Reserve cycles, and top-down sector valuations and bottom-up security valuations. The Adviser employs active risk management, with a focus on credit, interest rate and currency risks. Additionally, the portfolio managers will use risk management tools in constructing and optimizing the portfolio and seek to manage risk on an ongoing basis. The portfolio management team expects to actively evaluate each investment idea based upon its return potential, its level of risk and its fit within the team's overall macro strategy when deciding whether to buy or sell investments.The Fund will pursue its investment goal by obtaining long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives. A "long" investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A "short" investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.Fixed-Income Investments. In connection with its principal investment strategies, the Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, emerging market securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, convertible bonds, Rule 144A securities, real estate investment trusts ("REITs"), zero-coupon securities, step coupon securities, pay-in-kind securities, inflation-linked bonds, variable and floating rate securities, private placements and commercial paper.Non-U.S. Currency Investments. Under normal market conditions, the Fund may engage in a broad range of transactions involving non-U.S. and emerging market currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. or emerging market currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, investing in cross-currency instruments (such as swaps), investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes.Derivative Investments. For investment and hedging purposes, the Fund may invest substantially in a broad range of derivatives instruments and sometimes the majority of its investment returns will derive from its derivative investments. These derivative instruments include, but are not limited to, futures contracts (such as treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and OTC options), warrants (such as non-U.S. currency warrants) and swap transactions (such as interest rate swaps, total return swaps and index swaps). In addition, the Fund may invest in credit derivative products that may be used to manage default risk and credit exposure. Examples of such products include, but are not limited to, credit default swap index products (such as LCDX, CMBX and ABX index products), single name credit default swaps, loan credit default swaps and asset-backed credit default swaps. Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security without buying or selling the security. The Fund's strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities.Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund's investments in below investment-grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments, such as forward currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, cross-currency instruments (such as swaps) and direct investments in foreign currencies. The Fund also is subject to currency risk because it may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, options, warrants, foreign currency transactions, swaps and credit default swaps, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers' inflation forecasts are incorrect, the Fund may be more severely impacted than other funds.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage will increase the impact of gains and losses on the Fund's returns, and may lead to significant losses if investments are not successful. However, the Adviser will attempt to ensure that at all times, the Fund has sufficient liquid assets to enable it to satisfy its obligations under its derivative contracts.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited.

Risk/Return Bar Chart and Table
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class AC | Loomis Sayles Absolute Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses (estimated for the current fiscal year)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.28%
1 year	rr_ExpenseExampleYear01	575
3 years	rr_ExpenseExampleYear03	838
1 year	rr_ExpenseExampleNoRedemptionYear01	575
3 years	rr_ExpenseExampleNoRedemptionYear03	838
Class AC | Loomis Sayles Absolute Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses (estimated for the current fiscal year)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.03%
1 year	rr_ExpenseExampleYear01	306
3 years	rr_ExpenseExampleYear03	637
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	637
Class AC | Loomis Sayles Absolute Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Loomis Sayles Absolute Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary goal of the Fund is to achieve these returns with relatively low volatility.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 66 of the Prospectus and on page 99 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio covering the period December 15, 2010 through December 31, 2010.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has an absolute return investment objective, which means that it is not managed relative to an index and that it attempts to achieve positive total returns over a full market cycle. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies to mitigate downside risk. The Fund may invest up to 100% of its total assets in below investment-grade fixed-income securities (also known as "junk bonds") and derivatives that have returns related to the returns on below investment-grade fixed-income securities, although it is expected that, under normal market conditions, the Fund's net exposure (i.e., long exposures obtained through direct investments in securities and in derivatives minus short exposures obtained through derivatives) to below investment-grade fixed-income assets generally will not exceed 50% of the Fund's total assets. Under normal market conditions, the Fund also may invest up to 50% of its total assets in investments denominated in non-U.S. currencies and related derivatives, including up to 20% in investments denominated in emerging market currencies and related derivatives. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. Currency positions that are intended to hedge the Fund's non-U.S. currency exposure (i.e., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the limitation on investments in non-U.S. and emerging market currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position. The Fund does not have limits on the duration of its portfolio, and the Fund's duration will change over time.In selecting investments for the Fund, the Adviser develops long-term portfolio themes driven by macro-economic indicators. These include secular global economic trends, demographic trends and labor supply, analysis of global capital flows and assessments of geopolitical factors. The Adviser then develops shorter-term portfolio strategies based on factors including, but not limited to, economic, credit and Federal Reserve cycles, and top-down sector valuations and bottom-up security valuations. The Adviser employs active risk management, with a focus on credit, interest rate and currency risks. Additionally, the portfolio managers will use risk management tools in constructing and optimizing the portfolio and seek to manage risk on an ongoing basis. The portfolio management team expects to actively evaluate each investment idea based upon its return potential, its level of risk and its fit within the team's overall macro strategy when deciding whether to buy or sell investments.The Fund will pursue its investment goal by obtaining long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives. A "long" investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A "short" investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.Fixed-Income Investments. In connection with its principal investment strategies, the Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, emerging market securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, convertible bonds, Rule 144A securities, real estate investment trusts ("REITs"), zero-coupon securities, step coupon securities, pay-in-kind securities, inflation-linked bonds, variable and floating rate securities, private placements and commercial paper.Non-U.S. Currency Investments. Under normal market conditions, the Fund may engage in a broad range of transactions involving non-U.S. and emerging market currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. or emerging market currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, investing in cross-currency instruments (such as swaps), investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes.Derivative Investments. For investment and hedging purposes, the Fund may invest substantially in a broad range of derivatives instruments and sometimes the majority of its investment returns will derive from its derivative investments. These derivative instruments include, but are not limited to, futures contracts (such as treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and OTC options), warrants (such as non-U.S. currency warrants) and swap transactions (such as interest rate swaps, total return swaps and index swaps). In addition, the Fund may invest in credit derivative products that may be used to manage default risk and credit exposure. Examples of such products include, but are not limited to, credit default swap index products (such as LCDX, CMBX and ABX index products), single name credit default swaps, loan credit default swaps and asset-backed credit default swaps. Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security without buying or selling the security. The Fund's strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities.Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund's investments in below investment-grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments, such as forward currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, cross-currency instruments (such as swaps) and direct investments in foreign currencies. The Fund also is subject to currency risk because it may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, options, warrants, foreign currency transactions, swaps and credit default swaps, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers' inflation forecasts are incorrect, the Fund may be more severely impacted than other funds.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage will increase the impact of gains and losses on the Fund's returns, and may lead to significant losses if investments are not successful. However, the Adviser will attempt to ensure that at all times, the Fund has sufficient liquid assets to enable it to satisfy its obligations under its derivative contracts.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.30% and 2.05% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, Acquired Fund Fees and Expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.30% and 2.05% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class AC | Loomis Sayles Multi-Asset Real Return Fund
Loomis Sayles Multi-Asset Real Return Fund
Investment Goal
The Fund seeks to maximize real returns consistent with prudent investment management.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 66 of the Prospectus and on page 99 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class AC Loomis Sayles Multi-Asset Real Return Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%
Redemption fees	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class AC Loomis Sayles Multi-Asset Real Return Fund		Class A	Class C
Management fees		0.75%	0.75%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses (estimated for the current fiscal year)		0.88%	0.88%
Acquired Fund Fees and Expenses (estimated for the current fiscal year)		0.05%	0.05%
Total annual fund operating expenses		1.93%	2.68%
Fee waiver and/or expense reimbursement	[1]	0.53%	0.53%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.40%	2.15%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.35% and 2.10% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, Acquired Fund Fees and Expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.35% and 2.10% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class AC Loomis Sayles Multi-Asset Real Return Fund (USD $)	Class A	Class C
1 year	586	318
3 years	980	782

If shares are not redeemed
Expense Example, No Redemption - Class AC Loomis Sayles Multi-Asset Real Return Fund (USD $)	Class A	Class C
1 year	586	218
3 years	980	782

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 139% of the average value of its portfolio covering the period from September 30, 2010 through December 31, 2010.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund will pursue its investment goal primarily through exposure to investments in fixed-income securities, equity securities, currencies and commodity-linked instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. The Fund is designed for investors seeking "real returns" (i.e., total returns that exceed the rate of inflation over a full market cycle regardless of market conditions). Although the Fund seeks positive total returns over time, the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will provide returns in excess of inflation over time or during any particular period. The Fund does not have limits on the duration of its portfolio, and the Fund's duration will change over time.In selecting investments for the Fund, the Adviser seeks to draw on its macroeconomic research in global inflationary cycles to identify and to implement investment opportunities that it believes will outpace inflation in a variety of inflationary environments. Using a global asset allocation analysis, the portfolio managers seek to identify the relative return potential of various asset classes. This analysis is intended to provide the foundation for weighting the asset classes as a whole to develop a portfolio with superior risk and return characteristics in the view of the Adviser. The Adviser expects to use a bottom-up investment process to generate investment ideas consistent with the expectations for the asset classes. This will utilize the Adviser's robust research resources, which include, but are not limited to, fundamental and quantitative capabilities. Additionally, the portfolio managers will use risk management tools to construct the portfolio and manage risk and volatility on an ongoing basis with an objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. The portfolio management team expects to actively evaluate each investment idea based upon its return potential, its level of risk and its fit within the team's overall macro strategy when deciding whether to buy or sell investments.The Fund will pursue its investment goal by obtaining long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives. A "long" investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A "short" investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.Fixed-Income Investments. Under normal market conditions, the Fund expects to invest at least 50% of its total assets in fixed-income securities and derivatives that have returns related to the returns on fixed-income securities. The Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, partnership securities, commercial and residential mortgage-backed securities, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, depositary receipts, convertible bonds, Rule 144A securities, real estate investment trusts ("REITs"), zero-coupon securities, step coupon securities, stripped securities, pay-in-kind securities, inflation-linked bonds, variable and floating rate securities, when-issued securities, private placements, privatizations, hybrid instruments, structured investments, repurchase agreements and commercial paper. The Fund may invest in securities of any maturity, market sector or credit quality, including below investment-grade fixed-income securities (also known as "junk bonds"). Below investment-grade fixed-income securities are below investment-grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch") or Standard & Poor's Ratings Group ("S&P")) have rated the securities in one of their top four ratings categories) or, if the security is unrated, the Adviser has determined it to be of comparable quality.Equity Investments. Although the Fund expects that in normal market conditions it will have net long equity exposures, in the Adviser's sole discretion the Fund may have net short equity exposures of up to 35% of the Fund's total assets and gross short equity exposures of up to 70% of the Fund's total assets. For these purposes, a short equity position is a position that will decline in value with a rise of the equity markets. A gross short equity position represents the total of all short positions without regard to any offsetting long positions. A net short equity position is the total of all short positions offset by any long positions (e.g., a direct investment in a stock). The Adviser may have net short equity exposures for investment or hedging purposes, including but not limited to macro hedges to protect the Fund's entire portfolio or more targeted hedges to neutralize specific components of the Fund's equity market exposure. The Fund may invest in a broad range of U.S. and non-U.S. equity securities, including, but not limited to, common and preferred stocks, convertible preferred stocks, depositary receipts, warrants, rights, Rule 144A securities, private placements, privatizations, hybrid instruments, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization. In addition to direct investment in securities and other instruments, the Fund may invest in other funds, including exchange-traded funds ("ETFs"). The Fund may invest in REITs and U.S. and non-U.S. real estate companies.
Non-U.S. Currency Investments. Under normal market conditions, the Fund expects to invest up to 30% of its total assets in investments in non-U.S. currencies, securities denominated in non-U.S. currencies and related derivative transactions. The Fund may engage in a broad range of transactions involving non-U.S. currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, cross-hedging between two or more currencies, investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies, including securities of emerging market issuers. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes. Currency positions that are intended to hedge the Fund's non-U.S. currency exposure (i.e., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the 30% limitation in investments in non-U.S. currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position.Commodity Investments. Under normal market conditions, the Fund expects that up to 25% of its total assets will be invested in commodity-linked instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A "commodity-linked instrument" is an instrument whose value is linked to the price movement of a commodity, a commodity index, or a commodity option or futures contract. An investment in a commodity-linked instrument does not generally provide a claim to the tangible underlying commodity. The Fund may invest in a broad range of commodity-linked instruments, including, but not limited to, commodity-linked derivatives (such as commodity-linked swaps, futures, options or options on futures), commodity-linked debt (including leveraged or unleveraged notes that are derivative debt instruments with principal and/or coupon payments linked to the performance of commodities) or commodity-linked ETFs (i.e., ETFs that have their value derived from the price movement of an underlying commodity). The Fund also may invest in equity and fixed-income securities of issuers in commodity-related industries. These investments will not be counted toward the 25% limitation on investments in commodity-linked instruments, but rather will be considered investments in equity securities or fixed-income securities, as appropriate. The Fund expects to obtain its investment exposure to commodity-linked instruments in whole or in significant part indirectly by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the "Commodity Subsidiary"), which is advised by the Adviser and will invest primarily in commodity-linked instruments and fixed-income securities and other investments that serve as collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Commodity Subsidiary.Derivative Investments. The Fund may invest substantially in a broad range of derivative instruments for both hedging and investment purposes, including, but not limited to, futures contracts (such as futures that provide for physical delivery, treasury futures, single stock futures, and index futures), forward contracts, options (such as options on futures contracts, options on securities, options on securities indices, interest rate/bond options, currency options, options on swaps and exchange-traded and over-the-counter options), warrants (such as index warrants), swap transactions (such as interest rate swaps, total return swaps, index swaps and equity swaps), structured notes, foreign currency transactions, commodity-linked derivatives and credit default swaps. Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security without buying or selling the security. The Fund's strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities.
Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund's investments in below investment-grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.
Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments, such as forward currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, cross-currency instruments (such as swaps) and direct investments in foreign currencies. The Fund also is subject to currency risk because it may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Rule 144A equity securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's portfolio.
Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers' inflation forecasts are incorrect, the Fund may be more severely impacted than other funds.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage will increase the impact of gains and losses on the Fund's returns, and may lead to significant losses if investments are not successful. However, the Adviser will attempt to ensure that at all times, the Fund has sufficient liquid assets to enable it to satisfy its obligations under its derivative contracts.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited.

Risk/Return Bar Chart and Table
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class AC | Loomis Sayles Multi-Asset Real Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.93%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.53%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	586
3 years	rr_ExpenseExampleYear03	980
1 year	rr_ExpenseExampleNoRedemptionYear01	586
3 years	rr_ExpenseExampleNoRedemptionYear03	980
Class AC | Loomis Sayles Multi-Asset Real Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.68%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.53%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.15%
1 year	rr_ExpenseExampleYear01	318
3 years	rr_ExpenseExampleYear03	782
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	782
Class AC | Loomis Sayles Multi-Asset Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Loomis Sayles Multi-Asset Real Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real returns consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 66 of the Prospectus and on page 99 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 139% of the average value of its portfolio covering the period from September 30, 2010 through December 31, 2010.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	139.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will pursue its investment goal primarily through exposure to investments in fixed-income securities, equity securities, currencies and commodity-linked instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. The Fund is designed for investors seeking "real returns" (i.e., total returns that exceed the rate of inflation over a full market cycle regardless of market conditions). Although the Fund seeks positive total returns over time, the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will provide returns in excess of inflation over time or during any particular period. The Fund does not have limits on the duration of its portfolio, and the Fund's duration will change over time.In selecting investments for the Fund, the Adviser seeks to draw on its macroeconomic research in global inflationary cycles to identify and to implement investment opportunities that it believes will outpace inflation in a variety of inflationary environments. Using a global asset allocation analysis, the portfolio managers seek to identify the relative return potential of various asset classes. This analysis is intended to provide the foundation for weighting the asset classes as a whole to develop a portfolio with superior risk and return characteristics in the view of the Adviser. The Adviser expects to use a bottom-up investment process to generate investment ideas consistent with the expectations for the asset classes. This will utilize the Adviser's robust research resources, which include, but are not limited to, fundamental and quantitative capabilities. Additionally, the portfolio managers will use risk management tools to construct the portfolio and manage risk and volatility on an ongoing basis with an objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. The portfolio management team expects to actively evaluate each investment idea based upon its return potential, its level of risk and its fit within the team's overall macro strategy when deciding whether to buy or sell investments.The Fund will pursue its investment goal by obtaining long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives. A "long" investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A "short" investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.Fixed-Income Investments. Under normal market conditions, the Fund expects to invest at least 50% of its total assets in fixed-income securities and derivatives that have returns related to the returns on fixed-income securities. The Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, partnership securities, commercial and residential mortgage-backed securities, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, depositary receipts, convertible bonds, Rule 144A securities, real estate investment trusts ("REITs"), zero-coupon securities, step coupon securities, stripped securities, pay-in-kind securities, inflation-linked bonds, variable and floating rate securities, when-issued securities, private placements, privatizations, hybrid instruments, structured investments, repurchase agreements and commercial paper. The Fund may invest in securities of any maturity, market sector or credit quality, including below investment-grade fixed-income securities (also known as "junk bonds"). Below investment-grade fixed-income securities are below investment-grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch") or Standard & Poor's Ratings Group ("S&P")) have rated the securities in one of their top four ratings categories) or, if the security is unrated, the Adviser has determined it to be of comparable quality.Equity Investments. Although the Fund expects that in normal market conditions it will have net long equity exposures, in the Adviser's sole discretion the Fund may have net short equity exposures of up to 35% of the Fund's total assets and gross short equity exposures of up to 70% of the Fund's total assets. For these purposes, a short equity position is a position that will decline in value with a rise of the equity markets. A gross short equity position represents the total of all short positions without regard to any offsetting long positions. A net short equity position is the total of all short positions offset by any long positions (e.g., a direct investment in a stock). The Adviser may have net short equity exposures for investment or hedging purposes, including but not limited to macro hedges to protect the Fund's entire portfolio or more targeted hedges to neutralize specific components of the Fund's equity market exposure. The Fund may invest in a broad range of U.S. and non-U.S. equity securities, including, but not limited to, common and preferred stocks, convertible preferred stocks, depositary receipts, warrants, rights, Rule 144A securities, private placements, privatizations, hybrid instruments, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization. In addition to direct investment in securities and other instruments, the Fund may invest in other funds, including exchange-traded funds ("ETFs"). The Fund may invest in REITs and U.S. and non-U.S. real estate companies.
Non-U.S. Currency Investments. Under normal market conditions, the Fund expects to invest up to 30% of its total assets in investments in non-U.S. currencies, securities denominated in non-U.S. currencies and related derivative transactions. The Fund may engage in a broad range of transactions involving non-U.S. currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, cross-hedging between two or more currencies, investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies, including securities of emerging market issuers. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes. Currency positions that are intended to hedge the Fund's non-U.S. currency exposure (i.e., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the 30% limitation in investments in non-U.S. currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position.Commodity Investments. Under normal market conditions, the Fund expects that up to 25% of its total assets will be invested in commodity-linked instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A "commodity-linked instrument" is an instrument whose value is linked to the price movement of a commodity, a commodity index, or a commodity option or futures contract. An investment in a commodity-linked instrument does not generally provide a claim to the tangible underlying commodity. The Fund may invest in a broad range of commodity-linked instruments, including, but not limited to, commodity-linked derivatives (such as commodity-linked swaps, futures, options or options on futures), commodity-linked debt (including leveraged or unleveraged notes that are derivative debt instruments with principal and/or coupon payments linked to the performance of commodities) or commodity-linked ETFs (i.e., ETFs that have their value derived from the price movement of an underlying commodity). The Fund also may invest in equity and fixed-income securities of issuers in commodity-related industries. These investments will not be counted toward the 25% limitation on investments in commodity-linked instruments, but rather will be considered investments in equity securities or fixed-income securities, as appropriate. The Fund expects to obtain its investment exposure to commodity-linked instruments in whole or in significant part indirectly by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the "Commodity Subsidiary"), which is advised by the Adviser and will invest primarily in commodity-linked instruments and fixed-income securities and other investments that serve as collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Commodity Subsidiary.Derivative Investments. The Fund may invest substantially in a broad range of derivative instruments for both hedging and investment purposes, including, but not limited to, futures contracts (such as futures that provide for physical delivery, treasury futures, single stock futures, and index futures), forward contracts, options (such as options on futures contracts, options on securities, options on securities indices, interest rate/bond options, currency options, options on swaps and exchange-traded and over-the-counter options), warrants (such as index warrants), swap transactions (such as interest rate swaps, total return swaps, index swaps and equity swaps), structured notes, foreign currency transactions, commodity-linked derivatives and credit default swaps. Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security without buying or selling the security. The Fund's strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities.
Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund's investments in below investment-grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.
Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments, such as forward currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, cross-currency instruments (such as swaps) and direct investments in foreign currencies. The Fund also is subject to currency risk because it may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Rule 144A equity securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's portfolio.
Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers' inflation forecasts are incorrect, the Fund may be more severely impacted than other funds.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage will increase the impact of gains and losses on the Fund's returns, and may lead to significant losses if investments are not successful. However, the Adviser will attempt to ensure that at all times, the Fund has sufficient liquid assets to enable it to satisfy its obligations under its derivative contracts.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.35% and 2.10% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, Acquired Fund Fees and Expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.35% and 2.10% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class AC | Vaughan Nelson Value Opportunity Fund
Vaughan Nelson Value Opportunity Fund
Investment Goal
The Fund seeks long-term capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class AC Vaughan Nelson Value Opportunity Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%
Redemption fees	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class AC Vaughan Nelson Value Opportunity Fund		Class A	Class C
Management fees		0.80%	0.80%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses		0.64%	0.66%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total annual fund operating expenses		1.71%	2.48%
Fee waiver and/or expense reimbursement	[1]	0.29%	0.31%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.42%	2.17%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.40% and 2.15% of the Fund's average daily net assets for Class A and Class C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.40% and 2.15% of the Fund's average daily net assets for Class A and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class AC Vaughan Nelson Value Opportunity Fund (USD $)	Class A	Class C
1 year	711	320
3 years	1,056	743
5 years	1,424	1,293
10 years	2,456	2,793

If shares are not redeemed
Expense Example, No Redemption - Class AC Vaughan Nelson Value Opportunity Fund (USD $)	Class A	Class C
1 year	711	220
3 years	1,056	743
5 years	1,424	1,293
10 years	2,456	2,793

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 143% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund, under normal market conditions, will invest primarily in companies that, at the time of purchase, have a market capitalization either within the capitalization range of the Russell Midcap Value Index, an unmanaged index that measures the performance of companies with lower price-to-book ratios and lower forecasted growth values within the broader Russell Midcap Index, or is  $15 billion or less. While the market capitalization range for the Russell Midcap Value Index fluctuates, at March 31, 2011, it was  $192 million to  $19 billion. However, the Fund does not have any market capitalization limits and may invest in companies with smaller or larger capitalizations. Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") invests in medium-capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund's portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Companies earning a positive economic margin with stable-to-improving returns.
  Companies valued at a discount to their asset value.
  Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
  Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.
  Vaughan Nelson narrows the investment universe by using value-driven screens to create a research universe of companies with market capitalizations between  $1 billion and  $20 billion.
  Vaughan Nelson uses fundamental analysis to construct a portfolio that it believes has attractive return potential.
  Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target or when the issuer shows a deteriorating financial condition due to increased competitive pressures or internal or external forces reducing future expected returns.
The Fund may also:
  Invest in convertible preferred stock and convertible debt securities.
  Invest in foreign securities, including those of emerging markets.
  Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940.
  Invest in real estate investment trusts ("REITs").
  Invest in securities offered in initial public offerings ("IPOs") and Rule 144A securities.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: Third Quarter 2009, 21.30%Lowest Quarterly Return: Second Quarter 2010, -11.94%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class AC Vaughan Nelson Value Opportunity Fund	Past 1 Year	Life of Fund	Inception Date
Class A	12.76%	17.62%	Oct 31, 2008
Class A Return After Taxes on Distributions	12.65%	17.40%	Oct 31, 2008
Class A Return After Taxes on Distributions & Sales of Fund Shares	8.44%	15.09%	Oct 31, 2008
Class C	17.85%	20.01%	Oct 31, 2008
Russell Midcap Value Index	24.75%	23.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other class of the Fund will vary. Index performance returns reflect no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class AC | Vaughan Nelson Value Opportunity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (restated to reflect current expenses)	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.42%
1 year	rr_ExpenseExampleYear01	711
3 years	rr_ExpenseExampleYear03	1,056
5 years	rr_ExpenseExampleYear05	1,424
10 years	rr_ExpenseExampleYear10	2,456
1 year	rr_ExpenseExampleNoRedemptionYear01	711
3 years	rr_ExpenseExampleNoRedemptionYear03	1,056
5 years	rr_ExpenseExampleNoRedemptionYear05	1,424
10 years	rr_ExpenseExampleNoRedemptionYear10	2,456
Annual Return 2009	rr_AnnualReturn2009	30.98%
Annual Return 2010	rr_AnnualReturn2010	19.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.94%)
Past 1 Year	rr_AverageAnnualReturnYear01	12.76%
Life of Fund	rr_AverageAnnualReturnSinceInception	17.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2008
Class AC | Vaughan Nelson Value Opportunity Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.65%
Life of Fund	rr_AverageAnnualReturnSinceInception	17.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2008
Class AC | Vaughan Nelson Value Opportunity Fund | Class A | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.44%
Life of Fund	rr_AverageAnnualReturnSinceInception	15.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2008
Class AC | Vaughan Nelson Value Opportunity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (restated to reflect current expenses)	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.48%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.17%
1 year	rr_ExpenseExampleYear01	320
3 years	rr_ExpenseExampleYear03	743
5 years	rr_ExpenseExampleYear05	1,293
10 years	rr_ExpenseExampleYear10	2,793
1 year	rr_ExpenseExampleNoRedemptionYear01	220
3 years	rr_ExpenseExampleNoRedemptionYear03	743
5 years	rr_ExpenseExampleNoRedemptionYear05	1,293
10 years	rr_ExpenseExampleNoRedemptionYear10	2,793
Past 1 Year	rr_AverageAnnualReturnYear01	17.85%
Life of Fund	rr_AverageAnnualReturnSinceInception	20.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2008
Class AC | Vaughan Nelson Value Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Vaughan Nelson Value Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 143% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	143.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal market conditions, will invest primarily in companies that, at the time of purchase, have a market capitalization either within the capitalization range of the Russell Midcap Value Index, an unmanaged index that measures the performance of companies with lower price-to-book ratios and lower forecasted growth values within the broader Russell Midcap Index, or is  $15 billion or less. While the market capitalization range for the Russell Midcap Value Index fluctuates, at March 31, 2011, it was  $192 million to  $19 billion. However, the Fund does not have any market capitalization limits and may invest in companies with smaller or larger capitalizations. Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") invests in medium-capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund's portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Companies earning a positive economic margin with stable-to-improving returns.
  Companies valued at a discount to their asset value.
  Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
  Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.
  Vaughan Nelson narrows the investment universe by using value-driven screens to create a research universe of companies with market capitalizations between  $1 billion and  $20 billion.
  Vaughan Nelson uses fundamental analysis to construct a portfolio that it believes has attractive return potential.
  Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target or when the issuer shows a deteriorating financial condition due to increased competitive pressures or internal or external forces reducing future expected returns.
The Fund may also:
  Invest in convertible preferred stock and convertible debt securities.
  Invest in foreign securities, including those of emerging markets.
  Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940.
  Invest in real estate investment trusts ("REITs").
  Invest in securities offered in initial public offerings ("IPOs") and Rule 144A securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Third Quarter 2009, 21.30%Lowest Quarterly Return: Second Quarter 2010, -11.94%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance returns reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other class of the Fund will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other class of the Fund will vary. Index performance returns reflect no deduction for fees, expenses or taxes.

Class AC | Vaughan Nelson Value Opportunity Fund | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	24.75%
Life of Fund	rr_AverageAnnualReturnSinceInception	23.44%

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.40% and 2.15% of the Fund's average daily net assets for Class A and Class C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.40% and 2.15% of the Fund's average daily net assets for Class A and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class AC | Westpeak ActiveBeta Equity Fund
Westpeak ActiveBeta® Equity Fund
Investment Goal
The Fund seeks long-term growth of capital.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class AC Westpeak ActiveBeta Equity Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%
Redemption fees	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class AC Westpeak ActiveBeta Equity Fund		Class A	Class C
Management fees		0.60%	0.60%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses (estimated for the current fiscal year)		1.38%	1.38%
Total annual fund operating expenses		2.23%	2.98%
Fee waiver and/or expense reimbursement	[1]	1.03%	1.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.20%	1.95%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.20% and 1.95% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.20% and 1.95% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class AC Westpeak ActiveBeta Equity Fund (USD $)	Class A	Class C
1 year	690	298
3 years	1,139	825

If shares are not redeemed
Expense Example, No Redemption - Class AC Westpeak ActiveBeta Equity Fund (USD $)	Class A	Class C
1 year	690	198
3 years	1,139	825

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities (common and preferred stock).The Fund pursues its investment objective by investing in equity securities issued by U.S. large- and mid-capitalization companies in the S&P 500 Index.The traditional view of equity management maintains that there are two contributors of returns, "alpha" and "beta." Alpha represents the portion of a fund's returns considered to be attributable to a portfolio manager's skill and active management while beta is generally considered to be the portion of a fund's returns that can be explained by the market exposures held in the Fund. The term ActiveBeta in the Fund's name refers to the portion of alpha that the Fund's subadviser, Westpeak Global Advisors, L.P. ("Westpeak"), considers to be a second layer of beta that can be captured in addition to market beta.In selecting investments for the Fund's portfolio, Westpeak uses its ActiveBeta methodology, which is based on its research into equity return sources and is designed to identify systematic sources of active equity returns. The methodology ranks each stock in the S&P 500 universe based upon two basic systematic sources of equity returns, momentum and value. In managing the Fund, Westpeak follows the three-step process outlined below:
  Westpeak ranks the securities in the S&P 500 universe from high to low, based on the momentum and value signals, independently.
- Momentum is specified as the past 12-month total return;- Value is specified as a composite of three valuation ratios: price-to-book value, price-to-sales, and price-to-cash flow.
  Westpeak creates independent ActiveBeta momentum and ActiveBeta value portfolios using a proprietary portfolio construction technique. This technique allows Westpeak to create highly diversified portfolios.
  Westpeak then combines the independent ActiveBeta momentum and ActiveBeta value portfolios, targeting a 50-50 weighting scheme, to create the final combined ActiveBeta momentum and value portfolio.
The resulting portfolio typically holds between 250 and 400 positions and takes advantage of the diversifying, negatively correlated nature of momentum and value.The Fund may also engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If Westpeak's assessment of the prospects for a company's growth is wrong, or if its judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that Westpeak has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class AC | Westpeak ActiveBeta Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	1.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.23%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.03%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	690
3 years	rr_ExpenseExampleYear03	1,139
1 year	rr_ExpenseExampleNoRedemptionYear01	690
3 years	rr_ExpenseExampleNoRedemptionYear03	1,139
Class AC | Westpeak ActiveBeta Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	1.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.98%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.03%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.95%
1 year	rr_ExpenseExampleYear01	298
3 years	rr_ExpenseExampleYear03	825
1 year	rr_ExpenseExampleNoRedemptionYear01	198
3 years	rr_ExpenseExampleNoRedemptionYear03	825
Class AC | Westpeak ActiveBeta Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Westpeak ActiveBeta® Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities (common and preferred stock).The Fund pursues its investment objective by investing in equity securities issued by U.S. large- and mid-capitalization companies in the S&P 500 Index.The traditional view of equity management maintains that there are two contributors of returns, "alpha" and "beta." Alpha represents the portion of a fund's returns considered to be attributable to a portfolio manager's skill and active management while beta is generally considered to be the portion of a fund's returns that can be explained by the market exposures held in the Fund. The term ActiveBeta in the Fund's name refers to the portion of alpha that the Fund's subadviser, Westpeak Global Advisors, L.P. ("Westpeak"), considers to be a second layer of beta that can be captured in addition to market beta.In selecting investments for the Fund's portfolio, Westpeak uses its ActiveBeta methodology, which is based on its research into equity return sources and is designed to identify systematic sources of active equity returns. The methodology ranks each stock in the S&P 500 universe based upon two basic systematic sources of equity returns, momentum and value. In managing the Fund, Westpeak follows the three-step process outlined below:
  Westpeak ranks the securities in the S&P 500 universe from high to low, based on the momentum and value signals, independently.
- Momentum is specified as the past 12-month total return;- Value is specified as a composite of three valuation ratios: price-to-book value, price-to-sales, and price-to-cash flow.
  Westpeak creates independent ActiveBeta momentum and ActiveBeta value portfolios using a proprietary portfolio construction technique. This technique allows Westpeak to create highly diversified portfolios.
  Westpeak then combines the independent ActiveBeta momentum and ActiveBeta value portfolios, targeting a 50-50 weighting scheme, to create the final combined ActiveBeta momentum and value portfolio.
The resulting portfolio typically holds between 250 and 400 positions and takes advantage of the diversifying, negatively correlated nature of momentum and value.The Fund may also engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If Westpeak's assessment of the prospects for a company's growth is wrong, or if its judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that Westpeak has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or which may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.20% and 1.95% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.20% and 1.95% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class Y Shares | ASG Diversifying Strategies Fund
ASG Diversifying Strategies Fund
Investment Goal
The Fund pursues an absolute return strategy that seeks to provide capital appreciation.
The secondary goal of the Fund is to achieve these returns while maintaining a low or negative correlation over time with the returns of major equity indices.
Fund Fees & Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares ASG Diversifying Strategies Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Y Shares ASG Diversifying Strategies Fund Class Y
Management fees		1.25%
Other expenses (restated to reflect current expenses)		0.55%
Total annual fund operating expenses		1.80%
Fee waiver and/or expense reimbursement	[1]	0.31%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.49%
[1]	AlphaSimplex Group, LLC (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45% of the Fund's average daily net assets for Class Y shares, exclusive of organizational expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares ASG Diversifying Strategies Fund Class Y
1 year	152
3 years	536
5 years	946
10 years	2,090

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. In selecting investments for the Fund, the Adviser uses multiple quantitative investment models and strategies each of which has an absolute return objective. Each model and strategy may involve a broad range of market exposures. These models may include, for example, models that base investment decisions on fixed income spreads and models which seek to identify trends across various asset classes. The Adviser uses quantitative and qualitative judgments in the determination of weighting among the models and strategies. Although the Fund seeks positive absolute returns over time, it is likely that the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund's futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time.Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's total assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC (the "Subadviser"), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Allocation and Correlation Risk: This is the risk that the Adviser's judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund's performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.
Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result. U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund's performance in the first full year and by showing how the Fund's average annual returns for the one-year and life-of-fund compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Total Returns for Class Y

Highest Quarterly Return: Third Quarter 2010, 13.97% Lowest Quarterly Return: Fourth Quarter 2010, -4.19%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class Y Shares ASG Diversifying Strategies Fund		Past 1 Year	Life of Fund	Inception Date
Class Y		8.63%	11.47%	Aug 3, 2009
Class Y Return After Taxes on Distributions		6.84%	9.03%	Aug 3, 2009
Class Y Return After Taxes on Distributions & Sales of Fund Shares		5.91%	8.54%	Aug 3, 2009
HFRI Fund of Funds Composite Index	[1]	5.46%	7.00%
[1]	(Calculated from August 1, 2009)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y Shares | ASG Diversifying Strategies Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Other expenses (restated to reflect current expenses)	rr_OtherExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.49%
1 year	rr_ExpenseExampleYear01	152
3 years	rr_ExpenseExampleYear03	536
5 years	rr_ExpenseExampleYear05	946
10 years	rr_ExpenseExampleYear10	2,090
Annual Return 2010	rr_AnnualReturn2010	8.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.19%)
Past 1 Year	rr_AverageAnnualReturnYear01	8.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Class Y Shares | ASG Diversifying Strategies Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.84%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Class Y Shares | ASG Diversifying Strategies Fund | Class Y | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.91%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Class Y Shares | ASG Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASG Diversifying Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund pursues an absolute return strategy that seeks to provide capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary goal of the Fund is to achieve these returns while maintaining a low or negative correlation over time with the returns of major equity indices.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. In selecting investments for the Fund, the Adviser uses multiple quantitative investment models and strategies each of which has an absolute return objective. Each model and strategy may involve a broad range of market exposures. These models may include, for example, models that base investment decisions on fixed income spreads and models which seek to identify trends across various asset classes. The Adviser uses quantitative and qualitative judgments in the determination of weighting among the models and strategies. Although the Fund seeks positive absolute returns over time, it is likely that the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund's futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time.Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's total assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC (the "Subadviser"), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Allocation and Correlation Risk: This is the risk that the Adviser's judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund's performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.
Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result. U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund's performance in the first full year and by showing how the Fund's average annual returns for the one-year and life-of-fund compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund's performance in the first full year and by showing how the Fund's average annual returns for the one-year and life-of-fund compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class Y
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Third Quarter 2010, 13.97% Lowest Quarterly Return: Fourth Quarter 2010, -4.19%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Class Y Shares | ASG Diversifying Strategies Fund | HFRI Fund of Funds Composite Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.46%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.00%	[2]

[1]	AlphaSimplex Group, LLC (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45% of the Fund's average daily net assets for Class Y shares, exclusive of organizational expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.
[2]	(Calculated from August 1, 2009)

Class Y Shares | ASG Global Alternatives Fund
ASG Global Alternatives Fund
Investment Goal
The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds.
The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.
Fund Fees & Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares ASG Global Alternatives Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Y Shares ASG Global Alternatives Fund Class Y
Management fees		1.15%
Other expenses		0.27%
Total annual fund operating expenses		1.42%
Fee waiver and/or expense reimbursement	[1]	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.36%
[1]	AlphaSimplex Group, LLC (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.35% of the Fund's average daily net assets for Class Y shares, exclusive of organizational expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.35% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares ASG Global Alternatives Fund Class Y
1 year	138
3 years	443
5 years	771
10 years	1,697

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. The Adviser will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. The Fund will not invest directly in hedge funds.Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC (the "Subadviser"), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to finance the Fund's investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.
Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Hedge Fund Risk: Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund's investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund's performance may be lower than the returns of the broader stock market and the Fund's net asset value may fluctuate substantially over time.Index/Tracking Error Risk: Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser's strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result. U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Total Returns for Class Y

Highest Quarterly Return: Third Quarter 2010, 7.23% Lowest Quarterly Return: Second Quarter 2010, -4.09%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class Y Shares ASG Global Alternatives Fund		Past 1 Year	Life of Fund	Inception Date
Class Y		7.22%	5.97%	Sep 30, 2008
Class Y Return After Taxes on Distributions		6.12%	5.17%	Sep 30, 2008
Class Y Return After Taxes on Distributions & Sales of Fund Shares		5.08%	4.71%	Sep 30, 2008
HFRI Fund of Funds Composite Index	[1]	5.46%	2.51%
[1]	(Calculated from October 1, 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y Shares | ASG Global Alternatives Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.36%
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	443
5 years	rr_ExpenseExampleYear05	771
10 years	rr_ExpenseExampleYear10	1,697
Annual Return 2009	rr_AnnualReturn2009	9.10%
Annual Return 2010	rr_AnnualReturn2010	7.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.09%)
Past 1 Year	rr_AverageAnnualReturnYear01	7.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Class Y Shares | ASG Global Alternatives Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.12%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Class Y Shares | ASG Global Alternatives Fund | Class Y | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.08%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Class Y Shares | ASG Global Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASG Global Alternatives Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. The Adviser will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. The Fund will not invest directly in hedge funds.Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC (the "Subadviser"), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to finance the Fund's investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.
Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Hedge Fund Risk: Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund's investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund's performance may be lower than the returns of the broader stock market and the Fund's net asset value may fluctuate substantially over time.Index/Tracking Error Risk: Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser's strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result. U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class Y
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Third Quarter 2010, 7.23% Lowest Quarterly Return: Second Quarter 2010, -4.09%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Class Y Shares | ASG Global Alternatives Fund | HFRI Fund of Funds Composite Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.46%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	2.51%	[2]

[1]	AlphaSimplex Group, LLC (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.35% of the Fund's average daily net assets for Class Y shares, exclusive of organizational expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.35% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.
[2]	(Calculated from October 1, 2008)

Class Y Shares | ASG Managed Futures Strategy Fund
ASG Managed Futures Strategy Fund
Investment Goal
The Fund pursues an absolute return strategy that seeks to provide capital appreciation.
Fund Fees & Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares ASG Managed Futures Strategy Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Y Shares ASG Managed Futures Strategy Fund Class Y
Management fees		1.25%
Other expenses (estimated for the current fiscal year)		0.38%
Total annual fund operating expenses		1.63%
Fee waiver and/or expense reimbursement	[1]	0.16%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.47%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares ASG Managed Futures Strategy Fund Class Y
1 year	150
3 years	499

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund seeks to generate positive absolute returns over time. Under normal market conditions, the Fund's adviser, AlphaSimplex Group, LLC ("AlphaSimplex") typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of U.S. and non-U.S. equity and fixed income securities indices (including both broad- and narrow-based securities indices), currencies and commodities. AlphaSimplex uses a proprietary quantitative model to identify price trends in equity, fixed income, currency and commodity instruments. The Fund may have both "short" and "long" exposures within an asset class based upon AlphaSimplex's analysis of multiple time horizons to identify trends in a particular asset class. A "short" exposure will benefit when the underlying asset class decreases in price. A "long" exposure will benefit when the underlying asset class increases in price. AlphaSimplex will scale the notional exposure of the Fund's futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. AlphaSimplex will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time.Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's total assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (such as bankers' acceptances, certificates of deposit, commercial paper, loan participations, repurchase agreements and time deposits) (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC ("Reich & Tang"), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry.Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.Although the Fund seeks positive absolute returns over time, it is likely that the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.

Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y Shares | ASG Managed Futures Strategy Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.47%
1 year	rr_ExpenseExampleYear01	150
3 years	rr_ExpenseExampleYear03	499
Class Y Shares | ASG Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASG Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund pursues an absolute return strategy that seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to generate positive absolute returns over time. Under normal market conditions, the Fund's adviser, AlphaSimplex Group, LLC ("AlphaSimplex") typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of U.S. and non-U.S. equity and fixed income securities indices (including both broad- and narrow-based securities indices), currencies and commodities. AlphaSimplex uses a proprietary quantitative model to identify price trends in equity, fixed income, currency and commodity instruments. The Fund may have both "short" and "long" exposures within an asset class based upon AlphaSimplex's analysis of multiple time horizons to identify trends in a particular asset class. A "short" exposure will benefit when the underlying asset class decreases in price. A "long" exposure will benefit when the underlying asset class increases in price. AlphaSimplex will scale the notional exposure of the Fund's futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. AlphaSimplex will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time.Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's total assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (such as bankers' acceptances, certificates of deposit, commercial paper, loan participations, repurchase agreements and time deposits) (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC ("Reich & Tang"), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry.Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.Although the Fund seeks positive absolute returns over time, it is likely that the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.

Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Class Y Shares | Harris Associates Large Cap Value Fund
Harris Associates Large Cap Value Fund
Investment Goal
The Fund seeks opportunities for long-term capital growth and income.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares Harris Associates Large Cap Value Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Y Shares Harris Associates Large Cap Value Fund Class Y
Management fees		0.70%
Other expenses		0.44%
Total annual fund operating expenses		1.14%
Fee waiver and/or expense reimbursement	[1]	0.09%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.05%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.05% of the Fund's average daily net assets for Class Y shares exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.05% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares Harris Associates Large Cap Value Fund Class Y
1 year	107
3 years	353
5 years	619
10 years	1,378

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
Under normal market conditions, the Fund will invest substantially all of its assets in common stock of large- and mid-capitalization companies in any industry. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that have market capitalizations within the capitalization range of the Russell 1000 Index, a nationally recognized index of large-capitalization companies. While the market capitalization range for this index fluctuates, at March 31, 2011, it was  $209 million to  $419 billion. Harris Associates L.P. ("Harris Associates") uses a value investment philosophy in selecting equity securities, including common stocks. This philosophy is based upon the belief that, over time, a company's stock price converges with the company's true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives. Harris Associates usually sells a stock when the price approaches its estimated worth or the company's fundamentals change. Harris Associates uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.Once Harris Associates determines that a security is selling at what it believes to be a significant discount and that the issuer has the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated worth. Harris Associates also monitors each holding and adjusts those price targets as warranted to reflect changes in the issuer's fundamentals. The Fund's portfolio typically holds 30 to 60 stocks. The Fund may also invest in foreign securities traded in U.S. markets (through depositary receipt programs such as American Depositary Receipts ("ADRs") or non-U.S. stocks traded in U.S. markets). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Highest Quarterly Return: Second Quarter 2009, 24.26% Lowest Quarterly Return: Fourth Quarter 2008, -26.95%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class Y Shares Harris Associates Large Cap Value Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class Y	13.47%	2.23%	1.01%
Class Y Return After Taxes on Distributions	13.36%	2.10%	0.94%
Class Y Return After Taxes on Distributions & Sales of Fund Shares	8.89%	1.89%	0.85%
Russell 1000 Value Index	15.51%	1.28%	3.26%

The Fund's current subadviser assumed that function on July 1, 2002. The performance results shown above, for the periods prior to July 1, 2002, reflect results achieved by different subadvisers under different investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance returns reflect no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y Shares | Harris Associates Large Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	107
3 years	rr_ExpenseExampleYear03	353
5 years	rr_ExpenseExampleYear05	619
10 years	rr_ExpenseExampleYear10	1,378
Annual Return 2001	rr_AnnualReturn2001	(13.99%)
Annual Return 2002	rr_AnnualReturn2002	(19.61%)
Annual Return 2003	rr_AnnualReturn2003	30.76%
Annual Return 2004	rr_AnnualReturn2004	9.57%
Annual Return 2005	rr_AnnualReturn2005	(0.04%)
Annual Return 2006	rr_AnnualReturn2006	16.97%
Annual Return 2007	rr_AnnualReturn2007	(2.59%)
Annual Return 2008	rr_AnnualReturn2008	(40.18%)
Annual Return 2009	rr_AnnualReturn2009	44.39%
Annual Return 2010	rr_AnnualReturn2010	13.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.95%)
Past 1 Year	rr_AverageAnnualReturnYear01	13.47%
Past 5 Years	rr_AverageAnnualReturnYear05	2.23%
Past 10 Years	rr_AverageAnnualReturnYear10	1.01%
Class Y Shares | Harris Associates Large Cap Value Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.36%
Past 5 Years	rr_AverageAnnualReturnYear05	2.10%
Past 10 Years	rr_AverageAnnualReturnYear10	0.94%
Class Y Shares | Harris Associates Large Cap Value Fund | Class Y | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.89%
Past 5 Years	rr_AverageAnnualReturnYear05	1.89%
Past 10 Years	rr_AverageAnnualReturnYear10	0.85%
Class Y Shares | Harris Associates Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harris Associates Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks opportunities for long-term capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest substantially all of its assets in common stock of large- and mid-capitalization companies in any industry. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that have market capitalizations within the capitalization range of the Russell 1000 Index, a nationally recognized index of large-capitalization companies. While the market capitalization range for this index fluctuates, at March 31, 2011, it was  $209 million to  $419 billion. Harris Associates L.P. ("Harris Associates") uses a value investment philosophy in selecting equity securities, including common stocks. This philosophy is based upon the belief that, over time, a company's stock price converges with the company's true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives. Harris Associates usually sells a stock when the price approaches its estimated worth or the company's fundamentals change. Harris Associates uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.Once Harris Associates determines that a security is selling at what it believes to be a significant discount and that the issuer has the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated worth. Harris Associates also monitors each holding and adjusts those price targets as warranted to reflect changes in the issuer's fundamentals. The Fund's portfolio typically holds 30 to 60 stocks. The Fund may also invest in foreign securities traded in U.S. markets (through depositary receipt programs such as American Depositary Receipts ("ADRs") or non-U.S. stocks traded in U.S. markets). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2009, 24.26% Lowest Quarterly Return: Fourth Quarter 2008, -26.95%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance returns reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Fund's current subadviser assumed that function on July 1, 2002. The performance results shown above, for the periods prior to July 1, 2002, reflect results achieved by different subadvisers under different investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance returns reflect no deduction for fees, expenses or taxes.

Class Y Shares | Harris Associates Large Cap Value Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.51%
Past 5 Years	rr_AverageAnnualReturnYear05	1.28%
Past 10 Years	rr_AverageAnnualReturnYear10	3.26%

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.05% of the Fund's average daily net assets for Class Y shares exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.05% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class Y Shares | Loomis Sayles Absolute Strategies Fund
Loomis Sayles Absolute Strategies Fund
Investment Goal
The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital.
The secondary goal of the Fund is to achieve these returns with relatively low volatility.
Fund Fees & Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares Loomis Sayles Absolute Strategies Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Y Shares Loomis Sayles Absolute Strategies Fund Class Y
Management fees		0.70%
Other expenses (estimated for the current fiscal year)		0.31%
Acquired Fund Fees and Expenses (estimated for the current fiscal year)		0.02%
Total annual fund operating expenses		1.03%
Fee waiver and/or expense reimbursement	[1]	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.03%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.05% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, Acquired Fund Fees and Expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.05% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares Loomis Sayles Absolute Strategies Fund Class Y
1 year	105
3 years	328

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio covering the period December 15, 2010 through December 31, 2010.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund has an absolute return investment objective, which means that it is not managed relative to an index and that it attempts to achieve positive total returns over a full market cycle. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies to mitigate downside risk. The Fund may invest up to 100% of its total assets in below investment-grade fixed-income securities (also known as "junk bonds") and derivatives that have returns related to the returns on below investment-grade fixed-income securities, although it is expected that, under normal market conditions, the Fund's net exposure (i.e., long exposures obtained through direct investments in securities and in derivatives minus short exposures obtained through derivatives) to below investment-grade fixed-income assets generally will not exceed 50% of the Fund's total assets. Under normal market conditions, the Fund also may invest up to 50% of its total assets in investments denominated in non-U.S. currencies and related derivatives, including up to 20% in investments denominated in emerging market currencies and related derivatives. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. Currency positions that are intended to hedge the Fund's non-U.S. currency exposure (i.e., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the limitation on investments in non-U.S. and emerging market currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position. The Fund does not have limits on the duration of its portfolio, and the Fund's duration will change over time.In selecting investments for the Fund, the Adviser develops long-term portfolio themes driven by macro-economic indicators. These include secular global economic trends, demographic trends and labor supply, analysis of global capital flows and assessments of geopolitical factors. The Adviser then develops shorter-term portfolio strategies based on factors including, but not limited to, economic, credit and Federal Reserve cycles, and top-down sector valuations and bottom-up security valuations. The Adviser employs active risk management, with a focus on credit, interest rate and currency risks. Additionally, the portfolio managers will use risk management tools in constructing and optimizing the portfolio and seek to manage risk on an ongoing basis. The portfolio management team expects to actively evaluate each investment idea based upon its return potential, its level of risk and its fit within the team's overall macro strategy when deciding whether to buy or sell investments.The Fund will pursue its investment goal by obtaining long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives. A "long" investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A "short" investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.Fixed-Income Investments. In connection with its principal investment strategies, the Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, emerging market securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, convertible bonds, Rule 144A securities, real estate investment trusts ("REITs"), zero-coupon securities, step coupon securities, pay-in-kind securities, inflation-linked bonds, variable and floating rate securities, private placements and commercial paper.Non-U.S. Currency Investments. Under normal market conditions, the Fund may engage in a broad range of transactions involving non-U.S. and emerging market currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. or emerging market currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, investing in cross-currency instruments (such as swaps), investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes.Derivative Investments. For investment and hedging purposes, the Fund may invest substantially in a broad range of derivatives instruments and sometimes the majority of its investment returns will derive from its derivative investments. These derivative instruments include, but are not limited to, futures contracts (such as treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and OTC options), warrants (such as non-U.S. currency warrants) and swap transactions (such as interest rate swaps, total return swaps and index swaps). In addition, the Fund may invest in credit derivative products that may be used to manage default risk and credit exposure. Examples of such products include, but are not limited to, credit default swap index products (such as LCDX, CMBX and ABX index products), single name credit default swaps, loan credit default swaps and asset-backed credit default swaps. Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security without buying or selling the security. The Fund's strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities.Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund's investments in below investment-grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments, such as forward currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, cross-currency instruments (such as swaps) and direct investments in foreign currencies. The Fund also is subject to currency risk because it may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, options, warrants, foreign currency transactions, swaps and credit default swaps, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers' inflation forecasts are incorrect, the Fund may be more severely impacted than other funds.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage will increase the impact of gains and losses on the Fund's returns, and may lead to significant losses if investments are not successful. However, the Adviser will attempt to ensure that at all times, the Fund has sufficient liquid assets to enable it to satisfy its obligations under its derivative contracts.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited.

Risk/Return Bar Chart and Table
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y Shares | Loomis Sayles Absolute Strategies Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses (estimated for the current fiscal year)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.03%
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	328
Class Y Shares | Loomis Sayles Absolute Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Loomis Sayles Absolute Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary goal of the Fund is to achieve these returns with relatively low volatility.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio covering the period December 15, 2010 through December 31, 2010.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has an absolute return investment objective, which means that it is not managed relative to an index and that it attempts to achieve positive total returns over a full market cycle. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies to mitigate downside risk. The Fund may invest up to 100% of its total assets in below investment-grade fixed-income securities (also known as "junk bonds") and derivatives that have returns related to the returns on below investment-grade fixed-income securities, although it is expected that, under normal market conditions, the Fund's net exposure (i.e., long exposures obtained through direct investments in securities and in derivatives minus short exposures obtained through derivatives) to below investment-grade fixed-income assets generally will not exceed 50% of the Fund's total assets. Under normal market conditions, the Fund also may invest up to 50% of its total assets in investments denominated in non-U.S. currencies and related derivatives, including up to 20% in investments denominated in emerging market currencies and related derivatives. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. Currency positions that are intended to hedge the Fund's non-U.S. currency exposure (i.e., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the limitation on investments in non-U.S. and emerging market currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position. The Fund does not have limits on the duration of its portfolio, and the Fund's duration will change over time.In selecting investments for the Fund, the Adviser develops long-term portfolio themes driven by macro-economic indicators. These include secular global economic trends, demographic trends and labor supply, analysis of global capital flows and assessments of geopolitical factors. The Adviser then develops shorter-term portfolio strategies based on factors including, but not limited to, economic, credit and Federal Reserve cycles, and top-down sector valuations and bottom-up security valuations. The Adviser employs active risk management, with a focus on credit, interest rate and currency risks. Additionally, the portfolio managers will use risk management tools in constructing and optimizing the portfolio and seek to manage risk on an ongoing basis. The portfolio management team expects to actively evaluate each investment idea based upon its return potential, its level of risk and its fit within the team's overall macro strategy when deciding whether to buy or sell investments.The Fund will pursue its investment goal by obtaining long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives. A "long" investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A "short" investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.Fixed-Income Investments. In connection with its principal investment strategies, the Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, emerging market securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, convertible bonds, Rule 144A securities, real estate investment trusts ("REITs"), zero-coupon securities, step coupon securities, pay-in-kind securities, inflation-linked bonds, variable and floating rate securities, private placements and commercial paper.Non-U.S. Currency Investments. Under normal market conditions, the Fund may engage in a broad range of transactions involving non-U.S. and emerging market currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. or emerging market currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, investing in cross-currency instruments (such as swaps), investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes.Derivative Investments. For investment and hedging purposes, the Fund may invest substantially in a broad range of derivatives instruments and sometimes the majority of its investment returns will derive from its derivative investments. These derivative instruments include, but are not limited to, futures contracts (such as treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and OTC options), warrants (such as non-U.S. currency warrants) and swap transactions (such as interest rate swaps, total return swaps and index swaps). In addition, the Fund may invest in credit derivative products that may be used to manage default risk and credit exposure. Examples of such products include, but are not limited to, credit default swap index products (such as LCDX, CMBX and ABX index products), single name credit default swaps, loan credit default swaps and asset-backed credit default swaps. Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security without buying or selling the security. The Fund's strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities.Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund's investments in below investment-grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments, such as forward currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, cross-currency instruments (such as swaps) and direct investments in foreign currencies. The Fund also is subject to currency risk because it may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, options, warrants, foreign currency transactions, swaps and credit default swaps, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers' inflation forecasts are incorrect, the Fund may be more severely impacted than other funds.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage will increase the impact of gains and losses on the Fund's returns, and may lead to significant losses if investments are not successful. However, the Adviser will attempt to ensure that at all times, the Fund has sufficient liquid assets to enable it to satisfy its obligations under its derivative contracts.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.05% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, Acquired Fund Fees and Expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.05% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class Y Shares | Loomis Sayles Multi-Asset Real Return Fund
Loomis Sayles Multi-Asset Real Return Fund
Investment Goal
The Fund seeks to maximize real returns consistent with prudent investment management.
Fund Fees & Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares Loomis Sayles Multi-Asset Real Return Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Y Shares Loomis Sayles Multi-Asset Real Return Fund Class Y
Management fees		0.75%
Other expenses (estimated for the current fiscal year)		0.88%
Acquired Fund Fees and Expenses (estimated for the current fiscal year)		0.05%
Total annual fund operating expenses		1.68%
Fee waiver and/or expense reimbursement	[1]	0.53%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.15%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.10% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, Acquired Fund Fees and Expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.10% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares Loomis Sayles Multi-Asset Real Return Fund Class Y
1 year	117
3 years	478

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 139% of the average value of its portfolio covering the period from September 30, 2010 through December 31, 2010.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund will pursue its investment goal primarily through exposure to investments in fixed-income securities, equity securities, currencies and commodity-linked instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. The Fund is designed for investors seeking "real returns" (i.e., total returns that exceed the rate of inflation over a full market cycle regardless of market conditions). Although the Fund seeks positive total returns over time, the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will provide returns in excess of inflation over time or during any particular period. The Fund does not have limits on the duration of its portfolio, and the Fund's duration will change over time.In selecting investments for the Fund, the Adviser seeks to draw on its macroeconomic research in global inflationary cycles to identify and to implement investment opportunities that it believes will outpace inflation in a variety of inflationary environments. Using a global asset allocation analysis, the portfolio managers seek to identify the relative return potential of various asset classes. This analysis is intended to provide the foundation for weighting the asset classes as a whole to develop a portfolio with superior risk and return characteristics in the view of the Adviser. The Adviser expects to use a bottom-up investment process to generate investment ideas consistent with the expectations for the asset classes. This will utilize the Adviser's robust research resources, which include, but are not limited to, fundamental and quantitative capabilities. Additionally, the portfolio managers will use risk management tools to construct the portfolio and manage risk and volatility on an ongoing basis with an objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. The portfolio management team expects to actively evaluate each investment idea based upon its return potential, its level of risk and its fit within the team's overall macro strategy when deciding whether to buy or sell investments.The Fund will pursue its investment goal by obtaining long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives. A "long" investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A "short" investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.Fixed-Income Investments. Under normal market conditions, the Fund expects to invest at least 50% of its total assets in fixed-income securities and derivatives that have returns related to the returns on fixed-income securities. The Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, partnership securities, commercial and residential mortgage-backed securities, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, depositary receipts, convertible bonds, Rule 144A securities, real estate investment trusts ("REITs"), zero-coupon securities, step coupon securities, stripped securities, pay-in-kind securities, inflation-linked bonds, variable and floating rate securities, when-issued securities, private placements, privatizations, hybrid instruments, structured investments, repurchase agreements and commercial paper. The Fund may invest in securities of any maturity, market sector or credit quality, including below investment-grade fixed-income securities (also known as "junk bonds"). Below investment-grade fixed-income securities are below investment-grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch") or Standard & Poor's Ratings Group ("S&P")) have rated the securities in one of their top four ratings categories) or, if the security is unrated, the Adviser has determined it to be of comparable quality.Equity Investments. Although the Fund expects that in normal market conditions it will have net long equity exposures, in the Adviser's sole discretion the Fund may have net short equity exposures of up to 35% of the Fund's total assets and gross short equity exposures of up to 70% of the Fund's total assets. For these purposes, a short equity position is a position that will decline in value with a rise of the equity markets. A gross short equity position represents the total of all short positions without regard to any offsetting long positions. A net short equity position is the total of all short positions offset by any long positions (e.g., a direct investment in a stock). The Adviser may have net short equity exposures for investment or hedging purposes, including but not limited to macro hedges to protect the Fund's entire portfolio or more targeted hedges to neutralize specific components of the Fund's equity market exposure. The Fund may invest in a broad range of U.S. and non-U.S. equity securities, including, but not limited to, common and preferred stocks, convertible preferred stocks, depositary receipts, warrants, rights, Rule 144A securities, private placements, privatizations, hybrid instruments, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization. In addition to direct investment in securities and other instruments, the Fund may invest in other funds, including exchange-traded funds ("ETFs"). The Fund may invest in REITs and U.S. and non-U.S. real estate companies.Non-U.S. Currency Investments. Under normal market conditions, the Fund expects to invest up to 30% of its total assets in investments in non-U.S. currencies, securities denominated in non-U.S. currencies and related derivative transactions. The Fund may engage in a broad range of transactions involving non-U.S. currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, cross-hedging between two or more currencies, investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies, including securities of emerging market issuers. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes. Currency positions that are intended to hedge the Fund's non-U.S. currency exposure (i.e., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the 30% limitation in investments in non-U.S. currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position.
Commodity Investments. Under normal market conditions, the Fund expects that up to 25% of its total assets will be invested in commodity-linked instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A "commodity-linked instrument" is an instrument whose value is linked to the price movement of a commodity, a commodity index, or a commodity option or futures contract. An investment in a commodity-linked instrument does not generally provide a claim to the tangible underlying commodity. The Fund may invest in a broad range of commodity-linked instruments, including, but not limited to, commodity-linked derivatives (such as commodity-linked swaps, futures, options or options on futures), commodity-linked debt (including leveraged or unleveraged notes that are derivative debt instruments with principal and/or coupon payments linked to the performance of commodities) or commodity-linked ETFs (i.e., ETFs that have their value derived from the price movement of an underlying commodity). The Fund also may invest in equity and fixed-income securities of issuers in commodity-related industries. These investments will not be counted toward the 25% limitation on investments in commodity-linked instruments, but rather will be considered investments in equity securities or fixed-income securities, as appropriate. The Fund expects to obtain its investment exposure to commodity-linked instruments in whole or in significant part indirectly by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the "Commodity Subsidiary"), which is advised by the Adviser and will invest primarily in commodity-linked instruments and fixed-income securities and other investments that serve as collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Commodity Subsidiary.Derivative Investments. The Fund may invest substantially in a broad range of derivative instruments for both hedging and investment purposes, including, but not limited to, futures contracts (such as futures that provide for physical delivery, treasury futures, single stock futures, and index futures), forward contracts, options (such as options on futures contracts, options on securities, options on securities indices, interest rate/bond options, currency options, options on swaps and exchange-traded and over-the-counter options), warrants (such as index warrants), swap transactions (such as interest rate swaps, total return swaps, index swaps and equity swaps), structured notes, foreign currency transactions, commodity-linked derivatives and credit default swaps. Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security without buying or selling the security. The Fund's strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities.Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund's investments in below investment-grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.
Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments, such as forward currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, cross-currency instruments (such as swaps) and direct investments in foreign currencies. The Fund also is subject to currency risk because it may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Rule 144A equity securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's portfolio.Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.
Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers' inflation forecasts are incorrect, the Fund may be more severely impacted than other funds.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage will increase the impact of gains and losses on the Fund's returns, and may lead to significant losses if investments are not successful. However, the Adviser will attempt to ensure that at all times, the Fund has sufficient liquid assets to enable it to satisfy its obligations under its derivative contracts.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited.

Risk/Return Bar Chart and Table
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y Shares | Loomis Sayles Multi-Asset Real Return Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses (estimated for the current fiscal year)	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.53%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	478
Class Y Shares | Loomis Sayles Multi-Asset Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Loomis Sayles Multi-Asset Real Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real returns consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 139% of the average value of its portfolio covering the period from September 30, 2010 through December 31, 2010.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	139.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will pursue its investment goal primarily through exposure to investments in fixed-income securities, equity securities, currencies and commodity-linked instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. The Fund is designed for investors seeking "real returns" (i.e., total returns that exceed the rate of inflation over a full market cycle regardless of market conditions). Although the Fund seeks positive total returns over time, the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will provide returns in excess of inflation over time or during any particular period. The Fund does not have limits on the duration of its portfolio, and the Fund's duration will change over time.In selecting investments for the Fund, the Adviser seeks to draw on its macroeconomic research in global inflationary cycles to identify and to implement investment opportunities that it believes will outpace inflation in a variety of inflationary environments. Using a global asset allocation analysis, the portfolio managers seek to identify the relative return potential of various asset classes. This analysis is intended to provide the foundation for weighting the asset classes as a whole to develop a portfolio with superior risk and return characteristics in the view of the Adviser. The Adviser expects to use a bottom-up investment process to generate investment ideas consistent with the expectations for the asset classes. This will utilize the Adviser's robust research resources, which include, but are not limited to, fundamental and quantitative capabilities. Additionally, the portfolio managers will use risk management tools to construct the portfolio and manage risk and volatility on an ongoing basis with an objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. The portfolio management team expects to actively evaluate each investment idea based upon its return potential, its level of risk and its fit within the team's overall macro strategy when deciding whether to buy or sell investments.The Fund will pursue its investment goal by obtaining long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives. A "long" investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A "short" investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.Fixed-Income Investments. Under normal market conditions, the Fund expects to invest at least 50% of its total assets in fixed-income securities and derivatives that have returns related to the returns on fixed-income securities. The Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, partnership securities, commercial and residential mortgage-backed securities, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, depositary receipts, convertible bonds, Rule 144A securities, real estate investment trusts ("REITs"), zero-coupon securities, step coupon securities, stripped securities, pay-in-kind securities, inflation-linked bonds, variable and floating rate securities, when-issued securities, private placements, privatizations, hybrid instruments, structured investments, repurchase agreements and commercial paper. The Fund may invest in securities of any maturity, market sector or credit quality, including below investment-grade fixed-income securities (also known as "junk bonds"). Below investment-grade fixed-income securities are below investment-grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch") or Standard & Poor's Ratings Group ("S&P")) have rated the securities in one of their top four ratings categories) or, if the security is unrated, the Adviser has determined it to be of comparable quality.Equity Investments. Although the Fund expects that in normal market conditions it will have net long equity exposures, in the Adviser's sole discretion the Fund may have net short equity exposures of up to 35% of the Fund's total assets and gross short equity exposures of up to 70% of the Fund's total assets. For these purposes, a short equity position is a position that will decline in value with a rise of the equity markets. A gross short equity position represents the total of all short positions without regard to any offsetting long positions. A net short equity position is the total of all short positions offset by any long positions (e.g., a direct investment in a stock). The Adviser may have net short equity exposures for investment or hedging purposes, including but not limited to macro hedges to protect the Fund's entire portfolio or more targeted hedges to neutralize specific components of the Fund's equity market exposure. The Fund may invest in a broad range of U.S. and non-U.S. equity securities, including, but not limited to, common and preferred stocks, convertible preferred stocks, depositary receipts, warrants, rights, Rule 144A securities, private placements, privatizations, hybrid instruments, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization. In addition to direct investment in securities and other instruments, the Fund may invest in other funds, including exchange-traded funds ("ETFs"). The Fund may invest in REITs and U.S. and non-U.S. real estate companies.Non-U.S. Currency Investments. Under normal market conditions, the Fund expects to invest up to 30% of its total assets in investments in non-U.S. currencies, securities denominated in non-U.S. currencies and related derivative transactions. The Fund may engage in a broad range of transactions involving non-U.S. currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, cross-hedging between two or more currencies, investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies, including securities of emerging market issuers. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes. Currency positions that are intended to hedge the Fund's non-U.S. currency exposure (i.e., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the 30% limitation in investments in non-U.S. currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position.
Commodity Investments. Under normal market conditions, the Fund expects that up to 25% of its total assets will be invested in commodity-linked instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A "commodity-linked instrument" is an instrument whose value is linked to the price movement of a commodity, a commodity index, or a commodity option or futures contract. An investment in a commodity-linked instrument does not generally provide a claim to the tangible underlying commodity. The Fund may invest in a broad range of commodity-linked instruments, including, but not limited to, commodity-linked derivatives (such as commodity-linked swaps, futures, options or options on futures), commodity-linked debt (including leveraged or unleveraged notes that are derivative debt instruments with principal and/or coupon payments linked to the performance of commodities) or commodity-linked ETFs (i.e., ETFs that have their value derived from the price movement of an underlying commodity). The Fund also may invest in equity and fixed-income securities of issuers in commodity-related industries. These investments will not be counted toward the 25% limitation on investments in commodity-linked instruments, but rather will be considered investments in equity securities or fixed-income securities, as appropriate. The Fund expects to obtain its investment exposure to commodity-linked instruments in whole or in significant part indirectly by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the "Commodity Subsidiary"), which is advised by the Adviser and will invest primarily in commodity-linked instruments and fixed-income securities and other investments that serve as collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Commodity Subsidiary.Derivative Investments. The Fund may invest substantially in a broad range of derivative instruments for both hedging and investment purposes, including, but not limited to, futures contracts (such as futures that provide for physical delivery, treasury futures, single stock futures, and index futures), forward contracts, options (such as options on futures contracts, options on securities, options on securities indices, interest rate/bond options, currency options, options on swaps and exchange-traded and over-the-counter options), warrants (such as index warrants), swap transactions (such as interest rate swaps, total return swaps, index swaps and equity swaps), structured notes, foreign currency transactions, commodity-linked derivatives and credit default swaps. Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security without buying or selling the security. The Fund's strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities.Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund's investments in below investment-grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.
Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments, such as forward currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, cross-currency instruments (such as swaps) and direct investments in foreign currencies. The Fund also is subject to currency risk because it may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Rule 144A equity securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's portfolio.Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.
Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers' inflation forecasts are incorrect, the Fund may be more severely impacted than other funds.Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses.Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage will increase the impact of gains and losses on the Fund's returns, and may lead to significant losses if investments are not successful. However, the Adviser will attempt to ensure that at all times, the Fund has sufficient liquid assets to enable it to satisfy its obligations under its derivative contracts.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.10% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, Acquired Fund Fees and Expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.10% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class Y Shares | Vaughan Nelson Value Opportunity Fund
Vaughan Nelson Value Opportunity Fund
Investment Goal
The Fund seeks long-term capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares Vaughan Nelson Value Opportunity Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Y Shares Vaughan Nelson Value Opportunity Fund Class Y
Management fees		0.80%
Other expenses		0.63%
Acquired Fund Fees and Expenses		0.02%
Total annual fund operating expenses		1.45%
Fee waiver and/or expense reimbursement	[1]	0.28%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.17%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.15% of the Fund's average daily net assets for Class Y shares exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.15% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares Vaughan Nelson Value Opportunity Fund Class Y
1 year	119
3 years	431
5 years	766
10 years	1,711

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 143% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund, under normal market conditions, will invest primarily in companies that, at the time of purchase, have a market capitalization either within the capitalization range of the Russell Midcap Value Index, an unmanaged index that measures the performance of companies with lower price-to-book ratios and lower forecasted growth values within the broader Russell Midcap Index, or is  $15 billion or less. While the market capitalization range for the Russell Midcap Value Index fluctuates, at March 31, 2011, it was  $192 million to  $19 billion. However, the Fund does not have any market capitalization limits and may invest in companies with smaller or larger capitalizations. Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") invests in medium-capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund's portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Companies earning a positive economic margin with stable-to-improving returns.
  Companies valued at a discount to their asset value.
  Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
  Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.
  Vaughan Nelson narrows the investment universe by using value-driven screens to create a research universe of companies with market capitalizations between  $1 billion and  $20 billion.
  Vaughan Nelson uses fundamental analysis to construct a portfolio that it believes has attractive return potential.
  Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target or when the issuer shows a deteriorating financial condition due to increased competitive pressures or internal or external forces reducing future expected returns.
The Fund may also:
  Invest in convertible preferred stock and convertible debt securities.
  Invest in foreign securities, including those of emerging markets.
  Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940.
  Invest in real estate investment trusts ("REITs").
  Invest in securities offered in initial public offerings ("IPOs") and Rule 144A securities.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Highest Quarterly Return: Third Quarter 2009, 21.36% Lowest Quarterly Return: Second Quarter 2010, -11.83%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class Y Shares Vaughan Nelson Value Opportunity Fund	Past 1 Year	Life of Fund	Inception Date
Class Y	19.96%	21.20%	Oct 31, 2008
Class Y Return After Taxes on Distributions	19.82%	20.96%	Oct 31, 2008
Class Y Return After Taxes on Distributions & Sales of Fund Shares	13.15%	18.21%	Oct 31, 2008
Russell Midcap Value Index	24.75%	23.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance returns reflect no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y Shares | Vaughan Nelson Value Opportunity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Other expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.17%
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	431
5 years	rr_ExpenseExampleYear05	766
10 years	rr_ExpenseExampleYear10	1,711
Annual Return 2009	rr_AnnualReturn2009	31.37%
Annual Return 2010	rr_AnnualReturn2010	19.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.83%)
Past 1 Year	rr_AverageAnnualReturnYear01	19.96%
Life of Fund	rr_AverageAnnualReturnSinceInception	21.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2008
Class Y Shares | Vaughan Nelson Value Opportunity Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	19.82%
Life of Fund	rr_AverageAnnualReturnSinceInception	20.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2008
Class Y Shares | Vaughan Nelson Value Opportunity Fund | Class Y | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.15%
Life of Fund	rr_AverageAnnualReturnSinceInception	18.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2008
Class Y Shares | Vaughan Nelson Value Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Vaughan Nelson Value Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 143% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	143.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal market conditions, will invest primarily in companies that, at the time of purchase, have a market capitalization either within the capitalization range of the Russell Midcap Value Index, an unmanaged index that measures the performance of companies with lower price-to-book ratios and lower forecasted growth values within the broader Russell Midcap Index, or is  $15 billion or less. While the market capitalization range for the Russell Midcap Value Index fluctuates, at March 31, 2011, it was  $192 million to  $19 billion. However, the Fund does not have any market capitalization limits and may invest in companies with smaller or larger capitalizations. Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") invests in medium-capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund's portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Companies earning a positive economic margin with stable-to-improving returns.
  Companies valued at a discount to their asset value.
  Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
  Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.
  Vaughan Nelson narrows the investment universe by using value-driven screens to create a research universe of companies with market capitalizations between  $1 billion and  $20 billion.
  Vaughan Nelson uses fundamental analysis to construct a portfolio that it believes has attractive return potential.
  Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target or when the issuer shows a deteriorating financial condition due to increased competitive pressures or internal or external forces reducing future expected returns.
The Fund may also:
  Invest in convertible preferred stock and convertible debt securities.
  Invest in foreign securities, including those of emerging markets.
  Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940.
  Invest in real estate investment trusts ("REITs").
  Invest in securities offered in initial public offerings ("IPOs") and Rule 144A securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Third Quarter 2009, 21.36% Lowest Quarterly Return: Second Quarter 2010, -11.83%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance returns reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance returns reflect no deduction for fees, expenses or taxes.

Class Y Shares | Vaughan Nelson Value Opportunity Fund | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	24.75%
Life of Fund	rr_AverageAnnualReturnSinceInception	23.44%

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.15% of the Fund's average daily net assets for Class Y shares exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.15% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class Y Shares | Westpeak ActiveBeta Equity Fund
Westpeak ActiveBeta® Equity Fund
Investment Goal
The Fund seeks long-term growth of capital.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares Westpeak ActiveBeta Equity Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Y Shares Westpeak ActiveBeta Equity Fund Class Y
Management fees		0.60%
Other expenses (estimated for the current fiscal year)		1.38%
Total annual fund operating expenses		1.98%
Fee waiver and/or expense reimbursement	[1]	1.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.95%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.95% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.95% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares Westpeak ActiveBeta Equity Fund Class Y
1 year	97
3 years	521

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities (common and preferred stock).The Fund pursues its investment objective by investing in equity securities issued by U.S. large- and mid-capitalization companies in the S&P 500 Index.The traditional view of equity management maintains that there are two contributors of returns, "alpha" and "beta." Alpha represents the portion of a fund's returns considered to be attributable to a portfolio manager's skill and active management while beta is generally considered to be the portion of a fund's returns that can be explained by the market exposures held in the Fund. The term ActiveBeta in the Fund's name refers to the portion of alpha that the Fund's subadviser, Westpeak Global Advisors, L.P. ("Westpeak"), considers to be a second layer of beta that can be captured in addition to market beta.In selecting investments for the Fund's portfolio, Westpeak uses its ActiveBeta methodology, which is based on its research into equity return sources and is designed to identify systematic sources of active equity returns. The methodology ranks each stock in the S&P 500 universe based upon two basic systematic sources of equity returns, momentum and value. In managing the Fund, Westpeak follows the three-step process outlined below:
  Westpeak ranks the securities in the S&P 500 universe from high to low, based on the momentum and value signals, independently.
- Momentum is specified as the past 12-month total return;- Value is specified as a composite of three valuation ratios: price-to-book value, price-to-sales, and price-to-cash flow.
  Westpeak creates independent ActiveBeta momentum and ActiveBeta value portfolios using a proprietary portfolio construction technique. This technique allows Westpeak to create highly diversified portfolios.
  Westpeak then combines the independent ActiveBeta momentum and ActiveBeta value portfolios, targeting a 50-50 weighting scheme, to create the final combined ActiveBeta momentum and value portfolio.
The resulting portfolio typically holds between 250 and 400 positions and takes advantage of the diversifying, negatively correlated nature of momentum and value.The Fund may also engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If Westpeak's assessment of the prospects for a company's growth is wrong, or if its judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that Westpeak has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y Shares | Westpeak ActiveBeta Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	1.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.03%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	521
Class Y Shares | Westpeak ActiveBeta Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Westpeak ActiveBeta® Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities (common and preferred stock).The Fund pursues its investment objective by investing in equity securities issued by U.S. large- and mid-capitalization companies in the S&P 500 Index.The traditional view of equity management maintains that there are two contributors of returns, "alpha" and "beta." Alpha represents the portion of a fund's returns considered to be attributable to a portfolio manager's skill and active management while beta is generally considered to be the portion of a fund's returns that can be explained by the market exposures held in the Fund. The term ActiveBeta in the Fund's name refers to the portion of alpha that the Fund's subadviser, Westpeak Global Advisors, L.P. ("Westpeak"), considers to be a second layer of beta that can be captured in addition to market beta.In selecting investments for the Fund's portfolio, Westpeak uses its ActiveBeta methodology, which is based on its research into equity return sources and is designed to identify systematic sources of active equity returns. The methodology ranks each stock in the S&P 500 universe based upon two basic systematic sources of equity returns, momentum and value. In managing the Fund, Westpeak follows the three-step process outlined below:
  Westpeak ranks the securities in the S&P 500 universe from high to low, based on the momentum and value signals, independently.
- Momentum is specified as the past 12-month total return;- Value is specified as a composite of three valuation ratios: price-to-book value, price-to-sales, and price-to-cash flow.
  Westpeak creates independent ActiveBeta momentum and ActiveBeta value portfolios using a proprietary portfolio construction technique. This technique allows Westpeak to create highly diversified portfolios.
  Westpeak then combines the independent ActiveBeta momentum and ActiveBeta value portfolios, targeting a 50-50 weighting scheme, to create the final combined ActiveBeta momentum and value portfolio.
The resulting portfolio typically holds between 250 and 400 positions and takes advantage of the diversifying, negatively correlated nature of momentum and value.The Fund may also engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If Westpeak's assessment of the prospects for a company's growth is wrong, or if its judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that Westpeak has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or which may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.95% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.95% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011